       As filed with the Securities and Exchange Commission on February 10, 2003
                                                     Registration No. 033-47927
                                                                     811-06025
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    Post-Effective Amendment No. 15                  [X]
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    Amendment No. 1                                  [X]


                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                               One Madison Avenue
                               New York, NY 10010
              (Address of depositor's principal executive offices)

                              ---------------------
                              Gary A. Beller, Esq.
               Senior Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010
                     (Name and address of agent for service)

                                   Copies to:
                Gary O. Cohen, Esq. and Thomas C. Lauerman, Esq.
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)


     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on May 1, 2003 pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.

                                  PROSPECTUS
                                      FOR

                    UL 2001, A FLEXIBLE PREMIUM MULTIFUNDED

                       LIFE INSURANCE POLICY ("POLICY")


           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")


                                  MAY 1, 2003





This prospectus provides you with important information about MetLife's UL 2001 Policies. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement that MetLife issues to you.



You allocate net premium payments to and transfer cash value among a fixed interest account and 41 different investment divisions of Metropolitan Life Separate Account UL ("Separate Account"). Each investment division (sometimes referred to in this prospectus as "variable investment options"), in turn, invests solely in one of 41 corresponding "Portfolios":


                  METROPOLITAN SERIES FUND, INC. PORTFOLIOS:

  State Street Research Aggressive    Janus Growth
  Growth                              Neuberger Berman Partners Mid Cap Value
  State Street Research Diversified   Scudder Global Equity
  State Street Research Investment    T. Rowe Price Large Cap Growth
  Trust                               T. Rowe Price Small Cap Growth
  State Street Research               Lehman Brothers(R) Aggregate Bond Index
   Aurora (formerly State Street      MetLife Stock Index
   Research Aurora Small Cap Value)   MetLife Mid Cap Stock Index
  State Street Research Large Cap     Morgan Stanley EAFE(R) Index
   Value                              Russell 2000(R) Index
  Putnam International Stock          Franklin Templeton Small Cap Growth
  Putnam Large Cap Growth
  Harris Oakmark Large Cap Value
  Janus Mid Cap

                     NEW ENGLAND ZENITH FUND PORTFOLIOS:*

  Davis Venture Value                 Salomon Brothers Strategic Bond
  Loomis Sayles Small Cap             Opportunities
  MFS Investors Trust                 Salomon Brothers U.S. Government
  MFS Research Managers               State Street Research Bond Income**
  Harris Oakmark Focused Value        FI Structured Equity
   (formerly Harris Oakmark Mid Cap   FI Mid Cap Opportunities
   Value)

                    MET INVESTORS SERIES TRUST PORTFOLIOS:

  MFS Mid Cap Growth                  Lord Abbett Bond Debenture***
  MFS Research International          State Street Research Concentrated
  PIMCO Total Return                   International
  PIMCO Innovation                    Met/AIM Mid Cap Core Equity
                                      Met/AIM Small Cap Growth

                AMERICAN FUNDS INSURANCE SERIES PORTFOLIOS:****

  American Funds Growth               American Funds Global Small
  American Funds Growth-Income        Capitalization

--------
* The New England Zenith Fund calls these "Series", but this Prospectus calls them "Portfolios."
** On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Series Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund.
*** On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Series Fund was merged into the Lord Abbett Debenture Portfolio of the Met Investors Series Trust.

**** The American Funds Insurance Series calls these "Funds", but this prospectus calls them "Portfolios."



Separate prospectuses for the Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust and the American Funds Insurance Series (each a "Fund") are attached to this prospectus. They describe in greater detail an investment in the Portfolios listed above. Before purchasing a Policy, read the information in this prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference.



Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.





Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

                               TABLE OF CONTENTS




                                                                                       PAGE
                                                                                     IN THIS
SUBJECT                                                                             PROSPECTUS
-------                                                                             ----------
Summary of Benefits and Risks......................................................      3
   Benefits of a Policy............................................................      3
   Risks of a Policy...............................................................      4
   Risks of Investment in the Portfolios...........................................      7
Fee Tables.........................................................................      7
   Transaction Fees................................................................      7
   Periodic Charges Other Than Portfolio Operating Expenses........................      9
   Charges for Optional Features...................................................     10
   Annual Portfolio Operating Expenses.............................................     11
MetLife............................................................................     14
Our Separate Account That Supports the Policies....................................     14
The Portfolios.....................................................................     15
   The Portfolio Share Classes That We Offer.......................................     18
   Purchases and Redemptions of Portfolio Shares by Our Separate Account...........     18
   Voting Rights That You Will Have................................................     18
The Fixed Return You Can Choose (Our Fixed Account)................................     19
Purchasing a Policy................................................................     19
Your Payment and Allocation of Premiums............................................     20
Sending Communications and Payments To Us..........................................     22
   Contacting Us...................................................................     22
   When Your Requests, Instructions and Notifications Become Effective.............     23
   Third Party Requests............................................................     23
Insurance Proceeds Payable If The Insured Dies.....................................     23
   Death Benefit Options You Can Choose............................................     24
   Alternate Death Benefit That Automatically Applies in Some Cases................     25
   Guaranteed Minimum Death Benefit You Can Choose.................................     25
   The Specified Face Amount of Your Policy........................................     26
Your Policy's Values...............................................................     27
   Cash Value......................................................................     27
   Cash Surrender Value............................................................     28
   The Amount We Pay at Your Policy's Final Date...................................     28
Surrenders and Partial Withdrawals From Your Policy................................     28
Transferring Cash Value Among Your Policy's Investment Options.....................     30
   Automated Investment Strategies You Can Choose..................................     30
   Transfers You Can Make by Telephone.............................................     31
Borrowing From Your Policy.........................................................     31
Policy Termination and Reinstatement...............................................     33
Optional Benefits You Can Add by Rider.............................................     33
Charges and Deductions You Pay.....................................................     34
   Deductions From Premiums........................................................     34
   Transfer Charge.................................................................     35
   Underwriting Charge.............................................................     35
   Charges Included in the Monthly Deduction.......................................     35
   Surrender Charge................................................................     36
   Charges for Optional Benefits...................................................     38
   Charges and Expenses of the Separate Account and the Portfolios.................     38
Federal Tax Matters................................................................     38
Other Policy Provisions............................................................     41
Sales and Administration of the Policies...........................................     42
Legal Proceedings..................................................................     43
Financial Statements...............................................................     43
Glossary...........................................................................     44
Appendix A: Illustrations of Death Benefits, Cash Values, Surrender Cash Values and
  Accumulated Premiums.............................................................     45

SUMMARY OF BENEFITS AND RISKS



This summary describes important Policy benefits and risks. The sections of this prospectus following this summary discuss the Policy in more detail. The Glossary at the end of this prospectus explains certain words and phrases used in this Prospectus.



BENEFITS OF A POLICY



DEATH BENEFIT. The Policies are designed to provide insurance protection. If a Policy is in force and upon receipt of satisfactory proof of the death of the insured, we will pay the insurance proceeds to the beneficiary of the Policy. The insurance proceeds generally equal the death benefit on the date of the insured's death plus any additional insurance provided by rider, less any outstanding Policy loan and accrued loan interest.



GUARANTEED MINIMUM DEATH BENEFIT. Generally, you may choose, in the Policy application, a period of time during which, regardless of how little cash value your Policy may have, it will continue in force and its death benefit will be guaranteed not to fall below a certain minimum. If you choose a guarantee, you will need to pay minimum premium amounts in order to keep that guarantee in force. You may later terminate (or, in some cases, reduce the length of) the guarantee, by not paying the full minimum premium amounts.



CHOICE OF DEATH BENEFIT OPTIONS. Generally, you have a choice among three options. These range from an amount equal to the Policy's "specified face amount" to an amount equal to the specified face amount plus the Policy cash value at the insured's date of death. The specified face amount is the base amount of insurance coverage under a Policy. Subject to certain limits, you can change your death benefit option after the second Policy year once in any 12 month period. A change in death benefit options may have tax consequences.





PREMIUM FLEXIBILITY. The Policy allows flexibility in making premium payments. You can make premium payments based on a schedule you choose in your application. You can make a payment that does not correspond to your schedule at any time. We can, however, limit or prohibit payments in some situations. There are certain minimum premium requirements to keep the Policy in force during the first policy year and, if you wish, to keep the guaranteed minimum death benefit in effect thereafter.



RIGHT TO EXAMINE THE POLICY. During the later of ten days following your receipt of the Policy (more in some states) or 45 days after you sign the completed application, you have the right to return the Policy to us. Depending on state law, we will refund the premiums you paid, the Policy's cash value or any other amount required by state insurance law.



CHOICE OF INVESTMENT OPTIONS. You can allocate your net premiums and cash value among your choice of 41 different variable investment options. The variable investment options available under the Policy include several common stock funds, including funds that invest primarily in foreign securities, as well as bond funds and balanced funds. You may also allocate premiums and cash value to our Fixed Account, which provides guarantees of interest and principal. You may change your allocation of future premiums at any time.

SURRENDER AND PARTIAL WITHDRAWALS. You may surrender your Policy for its cash surrender value at any time. In addition, subject to certain limits, you may withdraw part of your cash surrender value from your Policy. Your Policy's cash surrender value equals your cash value, reduced by any outstanding Policy loans (plus accrued interest) and by any applicable surrender charge. A surrender or partial withdrawal may have tax consequences.



TRANSFERS AND AUTOMATED INVESTMENT STRATEGIES. Subject to limitations, you may transfer your Policy's cash value among the variable investment options or between those options and the Fixed Account. You may also elect one of five Automated Investment Strategies that allow you to transfer funds periodically from the Fixed Account to the variable investment options, or among such options in accordance with an asset allocation model that you choose, based on your risk tolerance level. You may make other transfers at any time, but we reserve the right to limit the number and amount of transfers you may make in a Policy year.



LOANS: Subject to certain limits, you may borrow against your Policy's cash value. The maximum loan amount you may take is the Policy's cash value net of the surrender charge less two monthly deductions (in most states) and less all other outstanding Policy loans. We charge you a maximum annual interest rate of 6% (4.6% for Policy years 11 through 15, 4.3% for Policy years 16 through 20 and 4.0% after Policy year 20) on your loan. However, we credit you with an annual return of 4% on amounts that you borrow (rather than the return that such amounts would otherwise earn under our variable investment options or Fixed Account). Loans may have tax consequences.



TAX ADVANTAGES. If you meet certain requirements, you will pay income taxes on cash value you receive (through withdrawals or surrenders or at the Final Date of your Policy) only to the extent that the cumulative amounts you have received exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit.



EXCHANGE PRIVILEGE. Within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, you may transfer all of your cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account at no charge. The purpose of the exchange privilege is to provide you the option of fixed Policy values and benefits. In some states however, we implement this by permitting you to exchange your Policy (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy, which we make available.



RIDER BENEFITS. We offer several riders that provide supplemental benefits under the Policy, such as the Disability Waiver of Premium Benefit which provides for the payment of certain premium amounts on proof of disability of the primary insured. We generally deduct any monthly charges for these riders as part of the monthly deduction. Your sales representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states.



RISKS OF A POLICY



INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options, and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions will have an even greater impact on your Policy's cash value. It is possible to lose your full investment, and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 3%.



SURRENDER AND WITHDRAWAL RISKS. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. If you surrender the Policy within the first 15 Policy years (or within the first 15 Policy years following a face amount increase), you will be subject to a surrender charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy. You will also be subject to a surrender charge if you withdraw more than 10% of your cash values in any of the first 15 Policy years (or the first 15 Policy years following a specified face amount increase).



You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will terminate without value because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly terminate).



RISK OF POLICY TERMINATION. Your Policy may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay a monthly deduction (the charge we deduct from your Policy's cash value every month) and no minimum guaranteed death benefit is in effect, your Policy will terminate without value, unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does terminate, your insurance coverage also will terminate (although you will be given an opportunity to reinstate your Policy and coverage if you satisfy certain requirements). If your Policy terminates when there is an outstanding loan, there may be adverse tax consequences.



CERTAIN TAX RISKS. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. There is less guidance, however, with respect to Policies issued on a substandard issue basis, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Policy's cash value until there is an actual distribution from the Policy. Moreover, insurance benefits payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.

If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.



If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.



As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.



LOAN RISKS. A policy loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the variable investment options or Fixed Account as collateral, and hold it in your Policy loan account. This loan collateral does not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account either of which may be higher than the interest rate credited on the amount you borrow.



Any unpaid loan (plus accrued interest) also reduces the Policy's insurance proceeds paid to your beneficiary. In addition, your Policy may terminate if your outstanding loan and accrued loan interest reduces the cash surrender value to zero unless the guaranteed minimum death benefit is in effect.



If you surrender your Policy or your Policy terminates while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and any prior tax-free withdrawals exceed the premiums paid. Particularly because loans and partial withdrawals reduce your Policy's cash surrender value, any remaining cash surrender value may be insufficient to pay the income tax due.



LIMITATIONS ON ACCESS TO CASH VALUE. We limit loans and partial withdrawals of cash value from the Policy to amounts not less than $500 and not more than the cash surrender value less two monthly deductions.





LIMITATIONS ON TRANSFERS. We may limit transfers to four per Policy year and may limit transfers from the Fixed Account to one each year on the Policy anniversary date. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. We may adopt procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.



POLICY CHARGE AND EXPENSE INCREASE. We have the right to increase certain Policy charges.



TAX LAW CHANGES. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.

RISKS OF INVESTMENT IN THE PORTFOLIOS



A comprehensive discussion of the risks associated with investment in the Portfolios can be found in the prospectus for each of the Funds attached at the end of this prospectus. There is a possibility that fees and expenses of the Portfolios may increase (or decrease). There is no assurance that any of the Portfolios will achieve its stated investment objective.



FEE TABLES



The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering the Policy. In certain cases, we have the right to increase our charges for new Policies, as well as for Policies already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below.



TRANSACTION FEES



This table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers cash value among the variable investment options or the Fixed Account.



------------------------------------------------------------------------------------------
                                                                      MAXIMUM
                       WHEN CHARGE IS         CURRENT AMOUNT          AMOUNT WE CAN
CHARGE                 DEDUCTED               DEDUCTED                DEDUCT
------------------------------------------------------------------------------------------
Sales Charge           On payment of          2.25% of Each           Same as Current
                       premium                Premium Paid            Amount
------------------------------------------------------------------------------------------
State Tax Imposed on   On payment of          2.00% of Each           Same as Current
Premiums               premium                Premium Paid            Amount
------------------------------------------------------------------------------------------
Federal Tax Imposed on On payment of          1.25% of Each           Same as Current
Premiums               premium                Premium Paid            Amount
------------------------------------------------------------------------------------------
Surrender Charge       On surrender or        In years 1 and 2, the   Same as Current
                       termination of your    surrender charge is the Amount
                       Policy in the first 15 amount of premiums
                       Policy years (or the   you have actually paid
                       first 15 years after a to date up to the
                       specified face amount  Maximum Surrender
                       increase*)             Charge Premium.**
                                              In years 3 through 15,
                                              the surrender charge is
                                              a declining percentage
                                              of the surrender charge
                                              in year 2, beginning
                                              with 90% in year 3 and
                                              reaching 0% after year
                                              15.
                       On partial withdrawal  A pro-rata portion of
                       of more than your      the surrender charge
                       Policy's 10% annual    that would apply if you
                       free withdrawal        had made a full
                       amount***, or on a     surrender at the time
                       specified face amount  of the withdrawal or
                       reduction that you     specified face amount
                       request.****           reduction.
------------------------------------------------------------------------------------------
Transfer Fee           On transfer of cash    Not currently charged   $25 per transfer,
                       value among variable                           except for transfers
                       investment options                             under the
                       and to and from the                            Automated
                       Fixed Account                                  Investment
                                                                      Strategies
------------------------------------------------------------------------------------------

--------



*For specified face amount increases, generally, the surrender charge is computed as if each face amount increase had been a separate, newly issued UL 2001 Policy.


**The Maximum Surrender Charge Premium will not exceed, in the first year 75%, and in the second year and thereafter 100%, of the amount of level premium that you would need to pay each year for the specified face amount you have chosen, based on the same assumptions as are used to determine the Smoker Federal Guideline Annual Premium for Death Benefit Option A and all applicable riders. These assumptions are based on the insured's age, sex, smoking status and rate class.


***A withdrawal will exceed the 10% free withdrawal amount to the extent that it (together with any prior withdrawals in the same Policy year) is more than 10% of your Policy's cash value on the date of the withdrawal. The amount deducted would be the same proportion of the full surrender charge as (a) the amount of the withdrawal that exceeds the 10% free withdrawal amount bears to
(b) the Policy's total cash value.


****If you have previously increased your Policy's specified face amount, any subsequent reductions will be deemed to be taken first from such increase(s), in reverse chronological order.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES



This table describes other fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including charges for optional features (riders) or the fees and expenses of the Portfolios.



                                              CURRENT AMOUNT
                      WHEN CHARGE IS          DEDUCTED (PER           MAXIMUM AMOUNT
CHARGE                DEDUCTED                MONTH)                  WE CAN DEDUCT
--------------------------------------------------------------------------------------------
Cost of Term          Monthly, on the
Insurance*            monthly deduction
                      date
Lowest and Highest                            $.056 to $22.674 per    $       to $53,582 per
Charge Among All                              $1000 of term           $1,000 of term
Possible Insureds                             insurance amount**      insurance amount

Charge for a male                             $.155 per $1000 of term $     per $1,000 of
insured, age 40, in                           insurance amount        term insurance
the preferred                                                         amount
nonsmoker
underwriting class
with a specified face
amount of $100,000
in the first policy
year
--------------------------------------------------------------------------------------------
Administration        Monthly, on the         First Policy year: $20  Same as Current
Charge                monthly deduction       for insureds under Age  Amount
                      date                    25, $30 for insureds
                                              Age 26-40, and $35 for
                                              insureds Age 41 and
                                              over.
                                              Second and later
                                              Policy years: $10**
--------------------------------------------------------------------------------------------
Mortality and         Monthly, on the         .075% of the cash value Same as Current
Expense Risk          monthly deduction       in the Separate         Amount
Charge                date                    Account for Policy
                                              years 1 through 10;
                                              .05% for Policy years
                                              11 through 15 and
                                              .025% after Policy
                                              years 15.
--------------------------------------------------------------------------------------------
Underwriting          Monthly, on the         $5 per month            $5 per month
Charge                monthly deduction
                      date, for the first 12
                      months after you
                      increase your specified
                      face amount

--------

*The cost of term insurance charge varies based on individual characteristics, including the insured's age, risk class and, in most cases, sex. The cost of term insurance charges shown are probably not representative of the charges that you would pay. You can obtain more information about the cost of term insurance or other charges that would apply for a particular insured by contacting your sales representative.


**The term insurance amount is the difference between the death benefit (generally discounted at the monthly equivalent of 3% per year) and the Policy's cash value.


*** If you pay the "required administrative premium" shown on page 3 of your Policy, then the per month administration charge varies based on specified face amount: $5 for $250,000 or more, $6 for between $100,000 and $249,999, and $7 for less than $100,000. We will deduct any amount of the first Policy year's administration charges that remain unpaid at the time of any full surrender or other termination of a Policy during its first year.

CHARGES FOR OPTIONAL FEATURES (RIDERS)



This table describes the charges you will pay periodically for any of the indicated optional benefits ("riders") that you choose to add to your Policy.



                            WHEN CHARGE IS    CURRENT AMOUNT      MAXIMUM AMOUNT
OPTIONAL FEATURE            DEDUCTED          DEDUCTED            WE CAN DEDUCT
--------------------------------------------------------------------------------------
Disability Waiver of        Monthly, on the
Premium Benefit             monthly deduction $.128 to $.599 per  $.142 to $.662 per
                            date              $100 of covered     $100 of covered
Lowest and Highest                            premium amount      premium amount
Charge Among All
Possible Insureds                             $.336 per $100 of   $     per $100 of
                                              covered premium     covered premium
Charge for a male insured,                    amount              amount
age 40, in the preferred
nonsmoker underwriting
class with a specified face
amount of $100,000
--------------------------------------------------------------------------------------
Disability Waiver of        Monthly, on the
Monthly Deduction           monthly deduction $.011 to $.456 per  $.021 to $.526 per
Benefit                     date              $1000 of term       $1000 of term
                                              insurance amount    insurance amount
Lowest and Highest
Charge Among All                              $.023 per $1000 of  $     per $1000 of
Possible Policies                             term insurance      term insurance
                                              amount              amount
Charge for a male insured,
age 40, in the preferred
nonsmoker underwriting
class with a specified face
amount of $100,000
--------------------------------------------------------------------------------------
Accidental Death Benefit    Monthly, on the
                            monthly deduction $.048 to $.086 per  $.075 to $.134 per
Lowest and Highest          date              $1000 of accidental $1000 of accidental
Charge Among All                              death coverage      death coverage
Possible Insureds                             amount              amount

Charge for a male insured,                    $.049 per $1000 of  $     per $1000 of
age 40, in the preferred                      accidental death    accidental death
nonsmoker underwriting                        coverage amount     coverage amount
class with a specified face
amount of $100,000
--------------------------------------------------------------------------------------
Long Term Care              Monthly, on the
Guaranteed Purchase         monthly deduction $.197 to $1.882 per Same as current
Option                      date              $100 of daily       amount
                                              coverage amount
Lowest and Highest                                                $     per $100 of
Charge Among All                              $.479 per $100 of   daily coverage
Possible Policies                             daily coverage      amount
                                              amount
Charge for a male insured,
age 40, in the preferred
nonsmoker underwriting
class with a specified face
amount of $100,000
--------------------------------------------------------------------------------------
Children's Term Insurance   Monthly, on the
Benefit                     monthly deduction $.390 per $1000 of  $.640 per $1000 of
                            date              child's term        child's term
Lowest and Highest                            insurance amount    insurance amount
Charge Among All
Possible Policies                             $.390 per $1000 of  $     per $1000 of
                                              child's term        child term insurance
Charge for a male insured,                    insurance amount    amount
age 40, in the preferred
nonsmoker underwriting
class with a specified face
amount of $100,000
--------------------------------------------------------------------------------------
Spouse term Insurance       Monthly, on the
Benefit                     monthly deduction $.069 to $4.025 per $.080 to $4.690 per
                            date              $1000 of spouse's   $1000 of spouse's
Lowest and Highest                            term insurance      term insurance
Charge Among All                              amount              amount
Possible Policies
                                              $.111 per $1000 of  $     per $1000 of
Charge for a female                           spouse's term       spouse's term
insured, age 40, in the                       insurance amount    insurance amount
preferred nonsmoker
underwriting class with a
specified face amount of
$100,000
--------------------------------------------------------------------------------------
Accelerated Death Benefit   Not Applicable    No Charge           No Charge

ANNUAL PORTFOLIO OPERATING EXPENSES



This table describes the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The table shows the lowest and highest fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2002, before and after any contractual expense subsidy or expense deferral. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the attached Fund prospectuses.



                                                                     LOWEST* HIGHEST*
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (expenses that are deducted from Portfolio assets, including
 management fees, distribution (Rule 12b-1) fees and other expenses)       %       %
-------------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses
 (net of any contractual expense subsidy or expense deferral)              %       %

--------

*The lowest and highest percentages have been selected after adjustment of the percentage for all Portfolios (on a consistent basis) to reflect any changes in expenses during the 12 months ended December 31, 2002 or expected to occur during the 12 months ended December 31, 2003.



This table describes the annual operating expenses for each Portfolio for the year ended December 31, 2002, as a percentage of the Portfolio's average daily net assets for the year. The two columns furthest to the right show each Portfolio's total operating expenses both before and after any applicable expense subsidy or expense deferral arrangements.








--------------------------------------------------------------------------------------------
                                                                         GROSS    NET TOTAL
                                                                         TOTAL   CONTRACTUAL
                                              MANAGEMENT  OTHER   12B-1  ANNUAL    ANNUAL
                 PORTFOLIO                       FEE     EXPENSES FEES  EXPENSES  EXPENSES
--------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND (CLASS A SHARES)
--------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
--------------------------------------------------------------------------------------------
State Street Research Diversified
--------------------------------------------------------------------------------------------
State Street Research Investment Trust
--------------------------------------------------------------------------------------------
State Street Research Aurora
--------------------------------------------------------------------------------------------
State Street Research Large Cap Value
--------------------------------------------------------------------------------------------
Putnam International Stock
--------------------------------------------------------------------------------------------
Putnam Large Cap Growth
--------------------------------------------------------------------------------------------
Harris Oakmark Large Cap Value
--------------------------------------------------------------------------------------------
Janus Mid Cap
--------------------------------------------------------------------------------------------
Janus Growth
--------------------------------------------------------------------------------------------
Neuberger Berman Partners Mid Cap Value
--------------------------------------------------------------------------------------------
Scudder Global Equity
--------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth
--------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth
--------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
--------------------------------------------------------------------------------------------
MetLife Stock Index
--------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index
--------------------------------------------------------------------------------------------

                                                                         GROSS    NET TOTAL
                                                                         TOTAL   CONTRACTUAL
                                              MANAGEMENT  OTHER   12B-1  ANNUAL    ANNUAL
                 PORTFOLIO                       FEE     EXPENSES FEES  EXPENSES  EXPENSES
--------------------------------------------------------------------------------------------
Morgan Stanley EAFE(R) Index
--------------------------------------------------------------------------------------------
Russell 2000(R) Index
--------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth
--------------------------------------------------------------------------------------------
NEW ENGLAND ZENITH FUND (CLASS A SHARES)
--------------------------------------------------------------------------------------------
Davis Venture Value
--------------------------------------------------------------------------------------------
Loomis Sayles Small Cap
--------------------------------------------------------------------------------------------
MFS Investors Trust
--------------------------------------------------------------------------------------------
MFS Research Managers
--------------------------------------------------------------------------------------------
Harris Oakmark Focused Value
--------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities
--------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
--------------------------------------------------------------------------------------------
State Street Research Bond Income
--------------------------------------------------------------------------------------------
FI Structured Equity
--------------------------------------------------------------------------------------------
FI Mid Cap Opportunities
--------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A SHARES)
--------------------------------------------------------------------------------------------
MFS Mid Cap Growth
--------------------------------------------------------------------------------------------
MFS Research International
--------------------------------------------------------------------------------------------
PIMCO Total Return
--------------------------------------------------------------------------------------------
PIMCO Innovation
--------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture
--------------------------------------------------------------------------------------------
State Street Research Concentrated
International
--------------------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity
--------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth
--------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES (CLASS 2
SHARES)
--------------------------------------------------------------------------------------------
American Funds Growth
--------------------------------------------------------------------------------------------
American Funds Growth-Income
--------------------------------------------------------------------------------------------
American Funds Global Small Capitalization


--------
(a) The Metropolitan Series Fund directed certain of the Portfolios' trades to brokers who paid a portion of the Portfolios' expenses and has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of its Portfolios' custodian fees. If we included these reductions, Total Annual Expenses would have been: .76% for the State Street Research Aggressive Growth Portfolio, .47% for the State Street Research Diversified Portfolio, .50% for the State Street Research Investment Trust Portfolio, 1.14% for the Putnam International Stock

Portfolio, .84% for the Harris Oakmark Large Cap Value Portfolio, .69% for the Neuberger Berman Partners Mid Cap Value Portfolio, and .75% for the T. Rowe Price Large Cap Growth Portfolio.



(b) MetLife Advisers and the Metropolitan Series Fund have entered into an Expense Agreement under which MetLife Advisers will waive investment management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses ("Expenses") attributable to the Class A shares of certain Portfolios of the Metropolitan Series Fund, so that annualized Expenses of these Portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: .85% for the State Street Research Large Cap Value Portfolio, 1.00% for the Putnam Large Cap Growth Portfolio, .95% for the Janus Growth Portfolio, .45% for the MetLife Mid Cap Stock Index Portfolio, .75% for the Morgan Stanley EAFE Index Portfolio, .55% for the Russell 2000 Index Portfolio, and 1.05% for the Franklin Templeton Small Cap Growth Portfolio. Under the agreement, if certain conditions are met, the State Street Research Large Cap Value Portfolio, the Janus Growth Portfolio and the Franklin Templeton Small Cap Growth Portfolio may reimburse MetLife Advisers for fees it waived and Expenses it paid if, in the future, actual Expenses of the Portfolios are less than the expense limits.

(c) Total Annual Expenses for the Morgan Stanley EAFE Index Portfolio have been restated to reflect the arrangements described above.



(d) Total Annual Expenses do not reflect certain expense reduction due to directed brokerage arrangements. If we included these reductions, Total Annual Expenses would have been: .82% for the Davis Venture Value Portfolio, .84% for the Harris Oakmark Focused Value Portfolio and .74% for the FI Structured Equity Portfolio.


(e) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive investment management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) ("Expenses") attributable to the Class A shares of certain Portfolios of the Zenith Fund, so that annualized Expenses of these Portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: .90% per annum of the average net assets for the MFS Investors Trust Portfolio and the MFS Research Managers Portfolio, .70% per annum for the Salomon Brothers U.S. Government Portfolio and .95% for the FI MidCap Opportunities Portfolio. Under the agreement, if certain conditions are met, a Portfolio may reimburse MetLife Advisers for fees it waived or Expenses it paid, if in the future, actual Expenses of the Portfolio are less than its expense limit.






(f) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the Total Annual Expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2003, the following percentages: .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, ..70% for the Lord Abbett Bond Debenture Portfolio, 1.10% for the State Street Research Concentrated International Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.05% for the Met/AIM Small Cap Growth Portfolio. Absent this Agreement, Total

Annual Expenses (and Management Fees) for the year ending December 31, 2001 would have been: 2.35% (.65%) for the MFS Mid Cap Growth Portfolio, 5.08% (.80%) for the MFS Research International Portfolio, 1.15% (.50%) for the PIMCO Total Return Portfolio, 3.97% (1.05%) for the PIMCO Innovation Portfolio (annualized from the February 12, 2001 start date for the Class B shares of these Portfolios and excluding the 12b-1 fee that applies under that class);
5.44 (.85%) for the State Street Research Concentrated International Portfolio, 6.93% (.75%) for the Met/AIM Mid Cap Core Equity Portfolio, 4.97% (.90%) for the Met/AIM Small Cap Growth Portfolio (annualized from the October 9, 2001 start date for the Class B shares of these Portfolios and excluding the 12b-1 fee that applies under that class) and .75% (.63%) for the Lord Abbett Bond Debenture Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustee, be repaid by the applicable Portfolio to Met Investors Advisory.

(g) Total Annual Expenses for the Lord Abbett Bond Debenture Portfolio have been restated as if the lower expense limitation adopted in February, 2001 had been in effect for the entire year.




(h) The American Funds Insurance Series has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Distribution Plan the Portfolios pay an annual fee to compensate certain other parties for promoting, selling and servicing the shares of the Portfolio. These other parties may include MetLife (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of the contracts. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.




METLIFE


MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. We are obligated to pay all benefits under the policies.





OUR SEPARATE ACCOUNT THAT SUPPORTS THE POLICIES





Our Separate Account receives premium payments from owners of the Policies described in this prospectus and other variable life insurance policies that we issue. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deducted and other excess amounts in the Separate Account or we can take the excess out of the Separate Account.



The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. This means that, except for excess assets that we would be free to withdraw, the assets of the Separate Account are not available to meet the claims of our general creditors, and must be used for the sole purpose of supporting the cash values of the variable life insurance policies whose premiums the Separate Account receives.

[SIDEBAR: Each Separate Account investment division invests in a corresponding Portfolio of a Fund.]

The Separate Account has subdivisions, called "investment divisions." Each investment division corresponds to one of our variable investment options and invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account and can add and eliminate variable investment options from your Policy. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.





THE PORTFOLIOS


[SIDEBAR: You should carefully review the investment objectives, practices, and risks of each Portfolio, which are described in the appropriate Fund prospectuses that are attached to this prospectus.]




Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust and American Funds Insurance Series is each a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into separate investment Portfolios, each of which issues its own class or "series" of stock in which a corresponding investment division of the Separate Account invests.



You should read the Fund prospectuses that are attached to this prospectus. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and sub-advisers that are associated with each Portfolio. They also contain information on the different separate accounts that invest in each Fund (which may or may not be related to MetLife) and certain risks that may arise when diverse separate accounts, funding diverse types of insurance products, all invest in the same Fund.



Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.



The adviser, any sub-adviser and investment objective of each Portfolio are as follows:



METROPOLITAN SERIES FUND, INC.



ADVISER: METLIFE ADVISERS, LLC



            PORTFOLIO                   SUB-ADVISER         INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------
State Street Research Aggressive  State Street Research & Maximum capital
Growth                            Management Company      appreciation
-----------------------------------------------------------------------------------
State Street Research Aurora      State Street Research & High total return,
                                  Management Company      consisting principally of
                                                          capital appreciation.
-----------------------------------------------------------------------------------
State Street Research Diversified State Street Research & High total return while
                                  Management Company      attempting to limit
                                                          investment risk and
                                                          preserve capital.
-----------------------------------------------------------------------------------
State Street Research             State Street Research & Long-term growth of
Investment Trust                  Management Company      capital and income.
-----------------------------------------------------------------------------------
State Street Research Large Cap   State Street Research & Long-term growth of
Value                             Management Company      capital.
-----------------------------------------------------------------------------------
Putnam International Stock        Putnam Investment       Long-term growth of
                                  Management, LLC         capital.
-----------------------------------------------------------------------------------

          PORTFOLIO                   SUB-ADVISER           INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------
Putnam Large Cap Growth        Putnam Investment         Capital appreciation
                               Management, LLC
-----------------------------------------------------------------------------------
Harris Oakmark Large Cap Value Harris Associates L.P.    Long-term capital
                                                         appreciation.
-----------------------------------------------------------------------------------
Janus Mid Cap                  Janus Capital             Long-term growth of
                               Management, LLC           capital.
-----------------------------------------------------------------------------------
Janus Growth                   Janus Capital             Long-term growth of
                               Management, LLC           capital.
-----------------------------------------------------------------------------------
Neuberger Berman Partners Mid  Neuberger Berman          Capital growth.
Cap Value                      Management Inc.
-----------------------------------------------------------------------------------
Scudder Global Equity          Deutsche Investment       Long-term growth of
                               Management Americas Inc.  capital
-----------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth T. Rowe Price Associates, Long-term growth of
                               Inc.                      capital and, secondarily,
                                                         dividend income.
-----------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth T. Rowe Price Associates, Long-term capital growth.
                               Inc.
-----------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate   Metropolitan Life         To equal the performance
Bond Index                     Insurance Company         of the Lehman Brothers
                                                         Aggregate Bond Index.
-----------------------------------------------------------------------------------
MetLife Stock Index            Metropolitan Life         To equal the performance
                               Insurance Company         of the Standard & Poor's
                                                         500 Composite Stock Price
                                                         Index
-----------------------------------------------------------------------------------
MetLife Mid Cap Stock Index    Metropolitan Life         To equal the performance
                               Insurance Company         of the Standard & Poor's
                                                         MidCap 400 Composite
                                                         Stock Index.
-----------------------------------------------------------------------------------
Morgan Stanley EAFE(R) Index   Metropolitan Life         To equal the performance
                               Insurance Company         of the MSCI EAFE Index.
-----------------------------------------------------------------------------------
Russell 2000(R) Index          Metropolitan Life         To equal the return of the
                               Insurance Company         Russell 2000 Index.
-----------------------------------------------------------------------------------
Franklin Templeton Small Cap   Franklin Advisers, Inc.   Long-term capital growth.
Growth



NEW ENGLAND ZENITH FUND



ADVISER: METLIFE ADVISERS, LLC



           PORTFOLIO                  SUB-ADVISER            INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------
Davis Venture Value             Davis Selected Advisers, Growth of capital.
                                L.P.
-------------------------------------------------------------------------------------
Loomis Sayles Small Cap         Loomis, Sayles &         Long-term capital growth
                                Company, L.P.            from investments in
                                                         common stocks or other
                                                         equity securities.
-------------------------------------------------------------------------------------
MFS Investors Trust             Massachusetts Financial  Long-term growth of
                                Services Company         capital with a secondary
                                                         objective to seek
                                                         reasonable current income.
-------------------------------------------------------------------------------------
MFS Research Managers           Massachusetts Financial  Long-term growth of
                                Services Company         capital.
-------------------------------------------------------------------------------------
Harris Oakmark Focused Value    Harris Associates L.P.   Long-term capital
                                                         appreciation.
-------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Salomon Brothers Asset   A high level of total return
Opportunities                   Management Inc.          consistent with
                                                         preservation of capital
-------------------------------------------------------------------------------------

         PORTFOLIO                SUB-ADVISER          INVESTMENT OBJECTIVE
 ------------------------------------------------------------------------------
 Salomon Brothers U.S.      Salomon Brothers Asset  A high level of current
 Government                 Management Inc.         income consistent with
                                                    preservation of capital and
                                                    maintenance of liquidity.
 ------------------------------------------------------------------------------
 FI Mid Cap Opportunities   Fidelity Management &   Long-term growth of
                            Research Company        capital.
 ------------------------------------------------------------------------------
 FI Structured Equity       Fidelity Management &   Long-term growth of
                            Research Company        capital.
 ------------------------------------------------------------------------------
 State Street Research Bond State Street Research & A competitive total return
 Income                     Management Company      primarily from investing in
                                                    fixed-income securities.



MET INVESTORS SERIES TRUST



ADVISER: MET INVESTORS ADVISORY LLC



         PORTFOLIO                 SUB-ADVISER          INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Lord Abbett Bond Debenture   Lord, Abbett & Co.      High current income and
Portfolio                                            the opportunity for capital
                                                     appreciation to produce a
                                                     high total return.
--------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity  AIM Capital Management, Long-term growth of
Portfolio                    Inc.                    capital.
--------------------------------------------------------------------------------
Met/AIM Small Cap Growth     AIM Capital Management, Long-term growth of
Portfolio                    Inc.                    capital.
--------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio Massachusetts Financial Long-term growth of
                             Services Company        capital.
--------------------------------------------------------------------------------
MFS Research International   Massachusetts Financial Capital appreciation.
Portfolio                    Services Company
--------------------------------------------------------------------------------
PIMCO Innovation Portfolio   PIMCO Equity Advisors   Capital appreciation; no
                                                     consideration is given to
                                                     income.
--------------------------------------------------------------------------------
PIMCO Total Return Portfolio Pacific Investment      To seek maximum total
                             Management Company      return, consistent with the
                             LLC                     preservation of capital and
                                                     prudent investment
                                                     management.
--------------------------------------------------------------------------------
State Street Research        State Street Research & Long-term growth of
Concentrated International   Management Company      capital.
Portfolio



AMERICAN FUNDS INSURANCE SERIES



ADVISER: CAPITAL RESEARCH AND MANAGEMENT COMPANY



              PORTFOLIO           SUB-ADVISER     INVESTMENT OBJECTIVE
     ---------------------------------------------------------------------
     American Funds Global Small      N/A     To seek capital appreciation
     Capitalization Fund                      through stocks.
     ---------------------------------------------------------------------
     American Funds Growth Fund       N/A     To seek capital appreciation
                                              through stocks.
     ---------------------------------------------------------------------
     American Funds Growth-Income     N/A     To seek capital appreciation
     Fund                                     and income.


A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

THE PORTFOLIO SHARE CLASSES THAT WE OFFER



The Portfolios offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Policy. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Policy. The following classes of shares are available under the Policy:



.. For the Metropolitan Series Fund, Inc., the New England Zenith Fund and the
  Met Investors Series Trust Portfolios, we offer Class A shares only.



.. For the American Funds Insurance Series Portfolios, we offer Class 2 shares only.



PURCHASE AND REDEMPTION OF PORTFOLIO SHARES BY OUR SEPARATE ACCOUNT



As of the end of each Valuation Period (See "Sending Communications and Payments To Us--When Your Requests, Instructions and Notifications Become Effective".), we purchase and redeem Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:


.. The allocation of net premiums to the Separate Account.

.. Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no affect on the cash value in the Separate Account).

.. Policy loans and loan repayments allocated to the Separate Account.

.. Transfers to and among investment divisions.

.. Withdrawals and surrenders taken from the Separate Account.


VOTING RIGHTS THAT YOU WILL HAVE


[SIDEBAR: You can give us voting instructions on shares of each Portfolio of a Fund that are attributed to your Policy.]


The Funds have shareholder meetings from time to time to, for example, elect directors or trustees and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.



If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Policy owners.



If we do not receive timely voting instructions from you and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

THE FIXED RETURN YOU CAN CHOOSE (OUR FIXED ACCOUNT)



The Fixed Account is part of our general assets that are not in any legally-segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of at least 3%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts, based upon when such amounts were allocated to the Fixed Account and whether they were premium payments or transfers from the investment divisions. Any partial amounts we remove from the Fixed Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amounts first.



Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months.



Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.



PURCHASING A POLICY


[SIDEBAR: We will issue a Policy to you as owner. You will have all the rights under the Policy, including the ability to name a new owner or contingent owner.]

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our underwriting rules.

Generally, we will issue a Policy only for insureds that are age 80 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. You do not have to be the insured.


The beneficiary is named in the application as the person who will receive the insurance proceeds upon the death of the insured. The beneficiary has no rights under the Policy until the death of the insured and must survive the insured in order to receive the insurance proceeds.


For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.

The Date of Policy is usually the date the Policy application is approved. (Under our current administrative rules, a Policy which would be dated the 28th day or later in a month will receive a Date of Policy of the 28th.) In certain situations when payroll deduction is being used for remittance of premiums, we may adjust the Date of Policy. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). We may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application (but not earlier than the date that the application is completed) in order to preserve a younger age for the insured. Your Date of Policy can also be the date the application is completed if you ask us and if we receive a payment of at least $2,500 with the application.

For applications submitted without an advance payment of the initial premium or if we have refunded an advance payment prior to the issuance of the Policy, the Policy will be redated upon delivery to you. The delivery date will be the new Date of Policy.

Temporary insurance will be provided for up to 90 days from the date of the application (or a greater period of time that we may elect), provided that we receive a payment equal to at least one "check-o-matic" payment and any necessary medical examination has been completed. Even if the insured hasn't completed the medical examination, there will be coverage if the insured dies from an accident within 30 days of the date of the application. The temporary insurance does not cover death by suicide. The temporary insurance provided is equal to the specified face amount applied for up to a maximum of $500,000 (as may be increased by us). There will be no charge for the insurance protection under the temporary insurance.


Insurance coverage under the Policy will begin, and any temporary insurance that is then in force will end, at the time the Policy is delivered and the Date of Receipt of the first premium payment has occurred. For coverage to be effective, the insured's health must be the same as stated in the application and, in most states, the insured must not have sought medical advice or treatment after the date of the application. As to when charges under this Policy begin, see "Charges and Deductions you Pay--Charges Included in the Monthly Deduction."



It may not be in your best interest to surrender, terminate, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.



YOUR PAYMENT AND ALLOCATION OF PREMIUMS



PAYING PREMIUMS



Unless your Policy has a guaranteed minimum death benefit in effect, the payment of premiums won't guarantee that your Policy will remain in force. Rather, this depends on your Policy's cash surrender value. Your Policy will remain in force as long as the Policy's cash surrender value is large enough to cover one monthly deduction. The monthly deduction is a charge we deduct from your Policy's cash value every month.


[SIDEBAR: You can make voluntary planned periodic premium payments and unscheduled premium payments.]


You can make premium payments, subject to certain limitations discussed below, through the:



.. Voluntary planned periodic premium schedule: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals, and the period of time that you intend to pay premiums. The schedule can be: (A) annual; (B) semi-annual; (C) periodic automatic pre-authorized transfers from your checking account ( "check-o-matic"); (D) systematic through payment plans that your employer makes available; or (E) through another method to which we agree. You do not have to pay premiums in accordance with your voluntary planned premium schedule.

.. Unscheduled premium payment option: You can make premium payments at any time.



We will hold a premium payment received before its due date in a non-interest bearing holding account until the due date, if necessary, to prevent a Policy from becoming a modified endowment contract. (See "Modified Endowment Contracts" under "Federal Tax Matters" below.) We will send you an additional notice of this arrangement by letter immediately after receiving your payment. We will also give you the option to either have the money held until the due date or applied on our Date of Receipt of your instructions to apply the money (unless the due date has already passed).



Paying Premiums to Maintain the Guaranteed Minimum Death Benefit



You can pay certain levels of premiums that entitle you to a guaranteed minimum death benefit for a specified period of time. To keep the guarantee you will need to pay these premium levels for the entire duration of the guarantee. We will test your Policy on each monthly anniversary or upon the Policy lapse date (depending on state requirements) to verify that you have paid the minimum premium (after taking into account partial withdrawals and outstanding Policy loans) to keep the guarantee in force. If no guarantee is in force, your Policy will terminate under the circumstances described in "Policy Termination and Reinstatement".



The level of premium to keep the guaranteed minimum death benefit in effect varies based on several factors including:



.. Duration of the guarantee (generally higher levels are required for longer durations).



.. Specified face amount (generally higher levels are required for higher amounts).



.. Smoking class and underwriting class (generally higher levels are required for classes that we consider to pose a greater mortality risk).



.. Death benefit option (generally higher levels are required for death benefit options B and CI).



.. Except for Policies issued in New York, Policy riders (generally higher levels are required if you have riders in force).



Maximum and Minimum Premium Payments



.. During the first Policy year you must pay an amount of premium that we call the minimum initial premium (after taking account of partial withdrawals and outstanding Policy loans) or we will terminate your Policy after the grace period.



.. After the first Policy year, your voluntary planned periodic payments must be at least:



 . $200 annually (or, for some Policies distributed by certain brokers, $2,500 annually)



 . $100 semi-annually



 . $15 on a "check-o-matic" or other systematic payment schedule.



.. Unscheduled premium payments must be at least $250 each.

.. You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status not later than in your annual statement. If possible, we will tell you how to reverse the status.



ALLOCATING NET PREMIUMS


[SIDEBAR: Net premiums are your premiums minus the charges deducted from those premiums.]


We will allocate your net premiums to the Fixed Account from the


Investment Start Date until 20 days after such date.



Your Investment Start Date is the later of (A) the Date of Policy and (B) the Date of Receipt of your first premium payment. Your premium allocation instructions and transfer requests for investment in the separate account that you make in your Policy application, or within 20 days after your Investment Start Date, will take effect on the end of the first Valuation Date that is 20 days after your Investment Start Date.






You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. The percentage of your net premium allocation into each of these investment options must be a minimum of 1% and in whole numbers. You can change your allocations (effective after the 20th day referred to above) at any time by giving us written notification at our Designated Office or in any other manner that we permit.





SENDING COMMUNICATIONS AND PAYMENTS TO US


[SIDEBAR: You can contact us at our Designated Office.]


CONTACTING US



You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the automated investment strategies) or changing your premium allocations. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for any function not listed below or for any other inquiry.

               FUNCTION                             DESIGNATED OFFICE
---------------------------------------------------------------------------------
  Premium Payments & Inquiries           MetLife, P.O. Box 30074,
                                           Tampa FL 33630-3074
---------------------------------------------------------------------------------
  Surrenders, Withdrawals, Loans,        MetLife, P.O. Box 336,
   Investment Division Transfers,          Warwick, R.I. 02887-0336
   Premium Reallocation
---------------------------------------------------------------------------------
  Death Claims                           MetLife, P.O. Box 330,
                                           Warwick, R.I. 02887-0330
---------------------------------------------------------------------------------
  Beneficiary & Assignment               MetLife, P.O. Box 313,
                                           Warwick, R.I. 02887-0313
---------------------------------------------------------------------------------
  Cancellations (Free Look Period)       MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904-1097 Attn: Free
                                           Look
---------------------------------------------------------------------------------
  Address Changes                        MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904-1097 Attn: Data
                                           Integrity
---------------------------------------------------------------------------------
  Reinstatements                         MetLife, P.O. Box 30074,
                                           Tampa FL 33630-3074
---------------------------------------------------------------------------------



WHEN YOUR REQUESTS, INSTRUCTIONS AND NOTIFICATIONS BECOME EFFECTIVE



Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)



A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.



A Valuation Date is each day on which the New York Stock Exchange is open for trading.





The effective date of your Automated Investment Strategies will be that set forth in the strategy chosen.




THIRD PARTY REQUESTS



Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.



INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES




If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death.

We will pay this amount after we receive documents that we request as due proof of the insured's death. The beneficiary can receive the death benefit in a single sum or under various income plans described in the Statement of Additional Information. You may make this choice during the insured's lifetime. If no selection is made we may place the amount in an account to which we will credit interest, and the beneficiary will have immediate access to all or part of that amount. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.


The insurance proceeds equal:

.. The death benefit under the death benefit option, alternate death benefit or minimum guaranteed death benefit that is then in effect; plus

.. Any additional insurance proceeds provided by rider; minus

.. Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.


DEATH BENEFIT OPTIONS YOU CAN CHOOSE


[SIDEBAR: The Policy generally offers a choice of three death benefit options.] Generally, you can choose among three options, although the choice may be limited based upon the insured's age. You select which option you want in the Policy application. The three options are:

.. Option A: The death benefit is a level amount and equals the specified face amount of the Policy.

.. Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.

.. Option C: The death benefit is one of two amounts and is available only if insured is age 60 or less when we issue the Policy:

 . The death benefit varies and equals the specified face amount plus the cash value on the date of death, until the insured is age 65 ("CI").

 . At age 65, the death benefit becomes a level amount equal to the specified face amount under CI plus the cash value at the end of the Valuation Date immediately preceding the date on which the insured became age 65. This new amount then becomes the specified face amount ("CII").

[SIDEBAR: You can generally change your death benefit option.]

There are issues that you should consider in choosing your death benefit option. For example, under Options B and CI, the cash value is added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Options A and CII, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and CI than under Options A and CII.

You can change your death benefit option after the second Policy year and, thereafter, once in any 12 month period, provided that:

.. Your cash surrender value after the change would be enough to pay at least two monthly deductions.

.. The specified face amount continues to be no less than the minimum we allow after a decrease.

.. The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.

.. If the change is to Option C, the insured is age 60 or less.

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request. A change in death benefit will have the following effects on your specified face amount:

.. Change from A or CII to B or CI: The specified face amount will decrease to equal the death benefit less the cash value on the effective date of the change.

.. Change from B or CI to A: The specified face amount will increase to equal the death benefit plus the cash value of the Policy on the effective date of the change.

.. Change from B to CI: The specified face amount will remain the same.

Before you change your death benefit option you should consider the following:

.. If the term insurance portion of your death benefit changes, as it may with a change from A or CII to B or CI and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the amount of the death benefit.

.. The premium requirements for maintaining the guaranteed minimum death benefit may change, which could affect your ability to maintain it.

.. If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility: that your Policy would become a modified endowment contract; that you would receive a taxable distribution; of an increase or decrease in the monthly administration charge; and of changes in the maximum premium amounts that you can pay. A specified face amount decrease resulting from a death benefit option change, however, will not result in deduction of a surrender charge.


ALTERNATE DEATH BENEFIT THAT AUTOMATICALLY APPLIES IN SOME CASES


In order to ensure that the Policy qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit option that you chose. The alternate death benefit is as follows:


Age of Insured at Death 40 and  less  45  50  55  60  65  70 75 to 90  95
% of Cash Value: *               250 215 185 150 130 120 115      105 100

--------
*For the ages not listed, the percentage decreases by a ratable portion for each full year.


GUARANTEED MINIMUM DEATH BENEFIT YOU CAN CHOOSE


[SIDEBAR: The Policy offers a guaranteed minimum death benefit.]
You can choose to have a guaranteed minimum death benefit for one of several specified periods of time, if you meet certain requirements. Generally, the amount of guaranteed minimum death benefit equals the specified face amount of insurance, plus any additional death benefits provided by rider. Availability may be restricted in your state or by the insured's rating class, however.

There is no additional charge for the guarantee, but in order to keep the guarantee in effect, you will need to pay certain minimum premiums, which vary based on many factors (see "Premiums" below). We test the Policy on each monthly anniversary or upon the Policy's lapse date (depending on state requirements)--the "testing date"--to make sure that you have paid the minimum premiums required to keep the guarantee for the duration you chose. If you haven't made the minimum premium payments, we will tell you and give you 61 days from the testing date to make any additional payment to keep the guarantee at the then current duration. If we do not receive the required payment, we will reduce the duration of the guarantee to one that the premiums you have paid would support and that would have been available to you. If no shorter duration is available to you, we will terminate the guarantee. A duration cannot be reactivated, once we terminate it. If no guarantee is in effect, your Policy will terminate under the circumstances described in "Policy Termination and Reinstatement."

Each duration for the guaranteed minimum death benefit has its own premium requirement that supports it. The longer the duration, the greater the premiums required. At issue, we will look at the premium you plan to pay and give you which ever duration that premium supports. You can reduce the duration by reducing the premiums paid to an amount that will only support a shorter duration. A duration cannot be increased by subsequently paying additional premiums nor can a duration be reinstated once it is terminated. The durations for the guaranteed minimum death benefit are*:

.. For the first five Policy years.

.. To age 65, but only if the insured is age 60 or less when the Policy is issued.

.. To age 75, but only if the insured is age 70 or less when the Policy is issued.

.. To age 85, but only if the insured is age 80 or less when the Policy is issued.


THE SPECIFIED FACE AMOUNT OF YOUR POLICY


The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently these amounts are generally:

.. $100,000 for insureds in the preferred rate class

.. $50,000 for most other insureds

.. $25,000 for certain insureds over age 59.

.. $250,000 for most Policies distributed through broker-dealers not affiliated with us.
[SIDEBAR: You can generally increase or decrease your Policy's specified face amount.]



Generally, you may change your specified face amount after the second Policy year, and thereafter, once in any 24 month period, as long as the insured is age 79 or under. Any change will be effective on the monthly anniversary on or next following (a) the Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.

--------

*For Policies issued in New York, the guaranteed minimum death benefit guarantees payment of the specified face amount of insurance only (and not any rider benefits), and the options for the duration of the guarantee are generally: (i) for the first five Policy years; (ii) to age 55 (available only if the insured was between age 18 and age 50 on the date the Policy was issued) or for the first 20 Policy years (if the insured was less than age 18 on the date the Policy was issued); or (iii) to age 65 (available only if the insured was between age 18 and age 60 on the date the Policy was issued) or to age 60 (if the insured was less than age 18 on the date the Policy was issued). For Policies issued in Massachusetts, New Jersey and Texas, the only available duration of the guaranteed minimum death benefit is the first five Policy years. It is possible that other states may, in the future, require similar variations in the durations that are available.

You are permitted to decrease the specified face amount to as low as $25,000 except that no reduction may decrease the specified face amount below the Minimum Initial Specified Face Amount during the first five Policy years or one half that amount thereafter. The lowest available specified face amount requirements also apply to decreases that result from partial withdrawals or changes in death benefit option. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount.

You may increase the specified face amount only if: (a) the guaranteed minimum death benefit is in effect; or (b) the cash surrender value after the change is large enough to cover at least two monthly deductions. Generally, the minimum specified face amount increase is $5,000 ($10,000 for Policies issued in New
York). Any increase will require that we receive additional evidence of insurability that is satisfactory to us. We will also impose an underwriting charge.

Before you change your specified face amount you should consider the following:

.. The term insurance portion of your death benefit will likely change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.

.. Reducing your specified face amount in the first 15 Policy years may result in our returning an amount to you which could then be taxed on an income first basis.

.. We will deduct a portion of any applicable surrender charge at the time of any decrease in specified face amount that you request.

.. We will establish an additional amount of surrender charge at the time of any increase in the specified face amount, other than an increase resulting automatically from a change of death benefit option.

.. The premium requirements for maintaining the guaranteed minimum death benefit will change, which could affect your ability to maintain it.

.. The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease.

.. In some circumstances, the Policy could become a modified endowment contract.

.. The monthly administration charge may change.


YOUR POLICY'S VALUES


CASH VALUE
[SIDEBAR: Your Policy is designed to accumulate cash value.]
Your Policy's cash value equals:

.. The Fixed Account cash value, plus

.. The Policy Loan Account cash value, plus

.. The Separate Account cash value.

The Separate Account cash value allocated to each investment division is calculated as follows:

.. 20 days after your Investment Start Date, we will allocate your cash value among the investment divisions as you requested your net premiums to be allocated in your application.

.. Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:

   . The cash value in the investment division at the beginning of the Valuation Period; plus

   . All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus

   . All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus

   . The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus

   . The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period. The net investment return could in the future be reduced by a charge for taxes that we have the right to impose.


CASH SURRENDER VALUE



Your Policy's cash surrender value equals your cash value minus:



.. Any outstanding Policy loans (plus accrued interest);



.. Any surrender charges; and



.. The administration charge for any full Policy month remaining in the first
  Policy year.



THE AMOUNT WE PAY AT YOUR POLICY'S FINAL DATE


The Final Date is the Policy anniversary on which the insured is Age 95. We will allow you to extend that date, however, where permitted by state law. If the insured is living on the Final Date, we will pay you the cash value of the Policy, reduced by any outstanding loans (plus accrued interest). You can receive the cash value in a single sum, in an account that earns interest, or under an available income plan.


SURRENDERS AND PARTIAL WITHDRAWALS FROM YOUR POLICY



SURRENDERING (TURNING IN) YOUR POLICY



You may surrender your Policy for its cash surrender value at any time while the insured is living. We may ask you to return the Policy before we honor your request to surrender your Policy. We determine the cash surrender value as of the end of the Valuation Period during which we receive the surrender request. (See "Sending Communications and Payments To Us").

You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.



PARTIAL WITHDRAWALS YOU CAN TAKE



You can make partial withdrawals of your cash surrender value at any time if:



.. The partial withdrawal would not result in a reduction in your specified face amount during the first 2 Policy years, as described under "Specified Face Amount" above.



.. The partial withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions.



.. The partial withdrawal is at least $500.



.. The partial withdrawal would not result in your specified face amount falling below the minimum allowable amount, as described under "Specified Face
  Amount" above.



.. The partial withdrawal would not result in total premiums paid exceeding the then current maximum premium limitation determined by the Internal Revenue Code rules.



If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller partial withdrawal or surrender the Policy. We will deduct your partial withdrawal from the Fixed Account and the investment divisions in the same way we allocate the monthly deduction.



Before surrendering your Policy or requesting a partial withdrawal you should consider the following:



.. Surrender charges may apply.



.. Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties.



.. Your Policy could become a modified endowment contract.



.. For partial withdrawals, your death benefit will decrease by the amount of the withdrawal. For Options A and CII, your specified face amount also will decrease, generally by the amount of the withdrawal, but this decrease will not cause any surrender charge to be deducted other than any surrender charge attributable to the amount withdrawn.



.. Any partial withdrawal that causes the specified face amount to decrease could cause an increase in the monthly administrative charge.



.. In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.

TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS



[SIDEBAR: You can transfer your cash value among the investment divisions and the Fixed Account at any time beginning 20 days after the Investment Start Date.]
The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time, but we do reserve the right to limit transfers to four per Policy year and to limit transfers from the Fixed Account to one each year on the Policy anniversary date. We do not currently charge for transfers, but we do reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. Currently, transfers are not taxable transactions.


We did not design the Policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Portfolios and increase transaction costs, we may adopt procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.


We reserve the right to refuse to accept any transaction request where the request would tend to disrupt the administration of the Policies or is not in the best interest of Policy owners or the Separate Account.


.. AUTOMATED INVESTMENT STRATEGIES YOU CAN CHOOSE: You can choose one of five currently available strategies. You can also change or cancel your choice at any time.


 . Equity Generator: allows you to transfer an amount equal to the interest earned in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.

 . Equalizer:  allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of the investment division or the Fixed Account that isn't part of the strategy. You may then reelect the Equalizer on your next Policy anniversary.

 . Rebalancer:  allows you to periodically redistribute amounts in the Fixed
   Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter.

 . Allocator:  allows you to systematically transfer money from the Fixed
   Account to any investment division(s). You must have enough cash value in the Fixed Account to enable the election to be in effect for three months. The election can be to transfer each month:

   . A specific amount until the cash value in the Fixed Account is exhausted,

   . A specific amount for a specific number of months, or

   . Amounts in equal installments until the total amount you have requested has been transferred.

 . Index Selector: Allows you to choose one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on your selection, 100% of your cash value will be allocated among the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, MetLife Stock Index, Russell 2000 Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account. Each quarter we will redistribute amounts in the Fixed Account and investment divisions in the same proportion as you originally requested. We may, in the future, change the available models and allow you to allocate less than 100% to this strategy. Before electing this strategy, you should consider the fact that investment returns using this strategy may be more volatile than the other strategies.


.. TRANSFERS YOU CAN MAKE BY TELEPHONE: We may, if permitted by state law, allow you to make transfer requests, changes to Automated Investment Strategies and allocations of future net premiums by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures apply:


 . We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.

 . We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data.

 . All telephone calls will be recorded.

 . You will receive a written confirmation of any transaction.

 . Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

 . You should contact our Designated Office with any questions regarding the procedures.

We do not currently offer Internet transfer capability, but may do so in the future. We will notify you if we begin to offer Internet transactions.


BORROWING FROM YOUR POLICY


[SIDEBAR: You can borrow from us and use your Policy as security for the loan.]

The amount of each loan must be:

.. At least $500.

.. No more than the cash surrender value less two monthly deductions (unless your Policy provides for a different amount required by state law) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:

.. Remove an amount equal to the loan first from your cash value in the Fixed
  Account. If an additional amount is required, we will remove it from the cash value in the investment divisions of the Separate Account in the same proportion as your cash value is then allocated.

.. Transfer such cash value to the Policy loan account, where it will be credited with interest at the rate of 4% per year. At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed

  Account and the investment divisions, according to the way that we allocate monthly deductions.

.. Charge you interest, which will accrue daily at a rate of 6% per year (which is the maximum rate we will ever charge). We will reduce this rate to 4.6% for Policy years 11 through 15, to 4.3% for Policy years 16 through 20 and to 4.0% after Policy year 20. Your interest payments are due at the end of each Policy year. If you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan.


Repaying your loans (plus accrued interest) is done by sending in payments at least equal to your voluntary planned periodic premium, or $50, if less. Any payments we receive while a loan (plus accrued interest) is outstanding, will be applied first to repaying the loan, and, if any amounts remain after repayment, they will be considered premium. Even though we will repay the loan with these payments, the resulting reduction in outstanding loans will have the same effect as premium payments for purpose of maintaining your guaranteed minimum death benefit. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that any new net premiums would be allocated. If a Policy loan is outstanding, it may be better to repay the loan than to pay premium, because the premium payment is subject to sales and premium tax charges, and the loan repayment is not subject to charges. (See "Charges and Deductions You Pay".)


Before taking a Policy loan you should consider the following:

.. Interest payments on loans are generally not deductible for tax purposes.

.. Under certain situations, Policy loans could be considered taxable distributions.

.. If you surrender your Policy or if we terminate your Policy, or at the Final
  Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. Generally, there will be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. (See "Federal Tax Matters--The Policy--Loans" below.) In addition, the amounts borrowed and withdrawn reduce the Policy's cash value and any remaining cash value of the Policy may be insufficient to pay the income tax on your gains.

.. A policy loan increases the chances of our terminating your policy due to insufficient cash value. Unless the guaranteed minimum death benefit is in effect, we will terminate your Policy with no value if: (A) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction and minus any surrender charges; and (B) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.

.. Your Policy's insurance proceeds will be reduced by any unpaid loan (plus accrued interest).


.. The amount taken from your Policy's cash value, as a result of a loan does not participate in the investment experience of the investment divisions. Therefore, loans can permanently affect the death benefit and cash value of the Policy, even if they are repaid.

POLICY TERMINATION AND REINSTATEMENT


TERMINATION


We will terminate your Policy without any cash surrender value if:

.. The cash surrender value is less than the monthly deduction;

.. No minimum guaranteed death benefit is in effect; and


.. We do not receive a sufficient premium payment within the 61-day grace period to cover two monthly deductions. We will mail you notice if any grace period starts. If the insured dies during the grace period, we will pay the insurance proceeds minus any overdue monthly deductions.



REINSTATEMENT



Upon your request, we will reinstate (put back in force) your Policy (without reinstating the guaranteed minimum death benefit or any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period provided by state law) after the end of the grace period and before the Final Date. You also must provide us:


.. A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).

.. Evidence of insurability that we find satisfactory.

.. An additional premium amount that the Policy prescribes for this purpose.


OPTIONAL BENEFITS YOU CAN ADD BY RIDER



You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction. Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider:



.. That the premium requirements to maintain the guaranteed minimum death benefit may increase, which could affect your ability to maintain it.



.. That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.



.. That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.



.. The tax consequences. You should also consult with your tax advisor before purchasing one of the riders.



Generally, we currently make the following benefits available by rider:





.. Disability Waiver of Premium Benefit. This rider is designed for owners who seek to build cash value or maintain the guaranteed minimum death benefit during a period of disability. In order to qualify for this rider, you must maintain a premium level equal to that required under the rider.

  Otherwise, the rider will operate like the Disability Waiver of Monthly Deduction benefit rider, which in some cases could increase the cost of the rider. The selected premium level will not necessarily be sufficient to keep the Policy in force to the Final Date. Therefore, the Policy could terminate before the Final Date, although not while a guaranteed minimum death benefit is in effect. If your Policy was issued in New York and your Policy includes this rider, you may not add any other rider.



.. Disability Waiver of Monthly Deduction Benefit. This rider provides for the waiver of certain monthly deductions including cost of insurance and monthly policy expense charges, upon proof of disability. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.



.. Accidental Death Benefit. This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident.



  Children's Term Insurance Benefit. This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.



  Spouse Term Insurance Benefit. This rider provides term insurance in an amount selected at issue upon proof of death of the insured's spouse.



.. Accelerated Death Benefit. This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less.



.. Long Term Care Guaranteed Purchase Option. This rider gives the Policy owner the option to purchase long-term care insurance for the insured, at future specified Purchase Option Dates, without additional underwriting. The new long term care insurance policy will be offered by MetLife or by an affiliate designated by us on the Purchase Option Date, subject to rider specifications about plan benefits. This rider will be available only in states that have approved such long-term care insurance plans.





CHARGES AND DEDUCTIONS YOU PAY


The Policy charges compensate us for our expenses and risks. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. We may use our revenues from one charge to pay other costs and expenses in connection with the Policies. We may also profit from our revenues from all the charges combined.


The following sets forth additional information about the Policy charges.





DEDUCTIONS FROM PREMIUMS



Sales charge:  We deduct a 2.25% sales charge from each premium.

[SIDE BAR: Carefully review the Fee Tables that set forth the charges that you pay under your Policy]


Charge for average expected state taxes attributable to premiums: We deduct 2.00% from each premium to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge approximates the average tax rate we expect to pay on premiums we receive from all states.



Federal tax charge: We deduct 1.25% from each premium to reimburse us for the Federal income tax liability related to premiums.

TRANSFER CHARGE



We reserve the right to charge up to $25 per transfer among the investment divisions and to or from the Fixed Account, except for any transfers under the Automated Investment Strategies.



UNDERWRITING CHARGE



This charge applies only if you request an increase in your specified face amount. In that case, we charge $5 per month for the first twelve months after the month you increase your specified face amount.





CHARGES INCLUDED IN THE MONTHLY DEDUCTION


At issue, or within 30 days of any Policy anniversary, you can choose to have the monthly deduction taken from either: (a) the Fixed Account and each investment division in which you have cash value in the same proportion as your cash value is allocated among these options at the beginning of the policy month; or (b) if there is sufficient cash value, entirely from your Fixed Account. If no election is made or if amounts in the Fixed Account are insufficient, we will take the monthly deduction in accordance with (a). We deduct the monthly deductions as of each monthly anniversary beginning as of the Date of Policy.

.. Cost of term insurance:  This charge varies monthly based on many factors.
  Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount.

 . The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return during the month; minus the cash value at the beginning month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit you choose. (Generally, the term insurance amount will be higher for Options B and CI).

 . The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law), age and rate class. The rates will never exceed the guaranteed rates, which are based on certain 1980 Commissioners Standard Ordinary Mortality Tables and the insured's sex, age and smoking status. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

   . Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher or lower (and, if the insured is 18 or older, we divide rate class by smoking status). The insured's rate class will affect your cost of term insurance. You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

.. Administration charge: We make this monthly charge primarily to compensate us for expenses we incur in the administration of the Policy, and also, in the first year, our underwriting and start-up expenses.


  In the first Policy year, the Administration charge is $20 per month for insureds age 25 and under, $30 per month for insureds age 26-40 and $35 per month for insureds age 41 and over. In the second and later Policy years, the Administration charge is $10 per month unless you pay the required Administrative Premium shown on page 3 of your Policy. If you pay these premiums, the monthly charge will be $5 for a specified face amount of $250,000 or more, $6 for a specified face amount between $100,000 and $249,999 and $7 for a specified face amount of less than $100,000.


.. Mortality and expense risk charge: We make this monthly charge primarily to compensate us for:

 . mortality risks that insureds may live for a shorter period than we expect;
   and

 . expense risks that our issuing and administrative expenses may be higher than we expect.


  The charge is made monthly, based on the cash value of the Policy in our Separate Account, at an annual rate of .075% for Policy years 1 through 10, .05% for Policy years 11 through 15 and .025% thereafter.


SURRENDER CHARGE

[SIDEBAR: Your Policy sets forth the maximum surrender charges to which your cash value could be subject.]

If, during the first fifteen Policy years, or during the first fifteen years following a specified face amount increase, you surrender your Policy, reduce the face amount, make a partial withdrawal, or your Policy terminates for insufficient cash surrender value, we will deduct a surrender charge from the cash value. For partial withdrawals of up to 10% of the Policy's cash surrender value at the date of the partial withdrawal (aggregated for this purpose with all previous withdrawals during the same Policy year) no surrender charge is deducted.


The method by which we calculate the surrender charges that apply under certain circumstances is complex, because they are based on several factors that are specific to your Policy. You can request a personalized illustration that will show you how this charge (along with other charges plus your loans and accrued interest) affect your cash surrender value.


In order to determine the Surrender Charge, we first determine the:


.. "Surrender Charge Measure" for the Policy's initial specified face amount, which is:


 . For the first Policy year the lesser of:

    (A) actual cumulative premiums paid; and

    (B) the Maximum Surrender Charge Premium.

 . For the second Policy year and later Policy years, the lesser of:

    (A) actual cumulative premiums paid within the first two Policy years; and

    (B) the Maximum Surrender Charge Premium.


.. "Increase Surrender Charge Measure" (i.e., The Surrender Charge Measure for any increase you have made in your specified face amount), which is:

 . For the first year following the increase, the lesser of:

     (A)the amount by which the actual cumulative premiums paid within twelve months following the date of the application for the specified face amount increase exceeds the sum of:

        (i)the Surrender Charge Measure for the first Policy year, plus

       (ii)the Increase Surrender Charge Measure for the first year following any prior increases; and

     (B)the Maximum Surrender Charge Premium at the time of the increase.


 . For the second year and later following the increase, the lesser of:


     (A)the amount by which actual cumulative premiums paid within twenty-four months following the date of the application for the specified face amount increase exceeds the sum of:

        (i)the Surrender Charge Measure for the second Policy year, plus

       (ii)the Increase Surrender Charge Measure for the second year following any prior increases; and

     (B)the Maximum Surrender Charge Premium for the second Policy year following the increase.


.. Maximum Surrender Charge Premium, which is the amount determined at issue
  (or, for a specified face amount increase, at the time of the increase) which will not exceed:


 . For the first Policy year, or the first year after the increase, 75% of the Smoker Federal Guideline Annual Premium for Death Benefit Option A and all riders at issue, or at the time of the increase, respectively; and

 . For the second Policy year and thereafter, or the second and later years after the increase, 100% of the Smoker Federal Guideline Annual Premium for Death Benefit Option A and all riders at issue or at the time of the increase.

[SIDEBAR: There is no surrender charge on partial withdrawals of up to 10% of the Policy's Cash Surrender Value each year.]

.. Federal Guideline Annual Premium, which is the level annual amount of premium that you would need to pay through the Final Date of your Policy for the specified face amount of your Policy if we set your premiums both as to timing and amount, based on:

 . the 1980 Commissioners Standard Ordinary Mortality Tables;

 . net investment earnings at an annual effective rate of 4%; and

 . fees and charges as set forth in your Policy and Policy riders.

  This premium is based on the insured's age, sex, smoking status and rate class and is generally higher for older ages, for males, for smokers and for those in a higher rate class.

  Using the above determinations, we will then compute the full surrender charge by first locating the Policy year in the table below that contains the date as of which we are computing the charge. Then we multiply the indicated percentage by the then-applicable Surrender Charge Measure. This gives us the surrender charge for the initial specified face amount. We compute the surrender charge for each specified face amount increase that is then in effect by a similar method, except that we multiply the percentage for the actual year following the date of the increase by the Increase Surrender Charge Measure for that increase. By totaling the surrender charge we compute for the original specified face amount with any that we compute for each specified face amount increase, we arrive at the full surrender charge.

POLICY YEAR (OR ACTUAL
YEAR SINCE SPECIFIED FACE                                                             16 AND
AMOUNT INCREASE)           1   2  3   4   5   6*  7   8   9   10  11  12  13  14  15  LATER
--------------------------------------------------------------------------------------------
      % of Measure        100 100 90  80  70  60  54  48  42  36  30  24  18  12  6     0

*After the fifth year, the surrender charges will decrease each Policy month.


If you make a withdrawal of cash value that causes us to deduct an amount of surrender charge, we will reduce the remaining surrender charge on the Policies' specified face amount by a like amount. If you previously increased your Policy's specified face amount, we make any such reductions first to any remaining surrender charge attributable to the most recent such increase(s) (in reverse chronological order) and then to those attributable to the original specified face amount.


We deduct any surrender charge that results from a partial withdrawal or specified face amount decrease from the same sources as we take the monthly deduction. If the cash value is insufficient, we reduce the amount we pay you. Because of the surrender charge, your Policy will probably not have any cash surrender value for at least the first Policy year unless you pay significantly more than the Minimum Initial Premium. Since the Surrender Charge Measure and Increase Surrender Charge Measure are capped at the end of the first two Policy years after issue, and after increase in specified face amount, respectively, you may be able to limit your surrender charges by limiting your premium payments to levels necessary to keep the Policy and the guaranteed minimum death benefit in effect.


CHARGE FOR OPTIONAL BENEFITS



We charge for the cost of any additional benefits you can add by rider as described in the rider form.



CHARGES AND EXPENSES OF THE SEPARATE ACCOUNT AND THE PORTFOLIOS



Charges for Income Taxes: In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the Policies' cash value. If we do incur such taxes, we reserve the right to charge the cash value allocated to the Separate Account for these taxes.



Portfolio Expenses: There are daily charges against each Portfolio's assets for investment advisory services and fund operating expenses. These are described under "Fee Tables--Annual Portfolio Operating Expenses" in this prospectus as well as in the Fund prospectuses attached to this prospectus.


FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy.

THE POLICY

[SIDEBAR: You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy.]
Insurance proceeds

.. Generally excludable from your beneficiary's gross income.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.


.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.


Cash value (if your Policy is not a modified endowment contract)

.. You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution on the Final Date. In these cases, you are generally permitted to take withdrawals up to the amount of premiums paid without any tax consequences. However, withdrawals will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

  If your Policy is part of a collateral assignment equity split dollar arrangement, there is a risk that increases in cash value may be taxed prior to a distribution. The IRS has recently issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.

  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Loans

.. Loan amounts received will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

.. If your Policy terminates (upon surrender, cancellation lapse, the Final Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

Modified Endowment Contracts


These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the

Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.



If your Policy is considered a modified endowment contract:



.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.


.. Amounts withdrawn or distributed before the insured's death, including loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.


.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.


Diversification

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies.

Changes to tax rules and interpretations


Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:


.. Possible taxation of cash value transfers.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

.. Possible limits on the number of investment funds available or the frequency of transfers among them.

.. Possible changes in the tax treatment of Policy benefits and rights.



RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:

.. Operating the Separate Account in any other form that is permitted by applicable law.

.. Changes to obtain or continue exemptions from the 1940 Act.

.. Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.

.. Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.

.. Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.

.. Making any necessary technical changes to the Policy to conform it to the changes we have made.

[SIDEBAR: Carefully review your Policy which contains a full discussion of all its provisions.]

OTHER POLICY PROVISIONS

You should read your Policy for a full discussion of its provisions. The following is a brief discussion of some of the provisions that you should consider:


"FREE LOOK" PERIOD TO CANCEL YOUR POLICY


You can return the Policy during this period. The period is the later of:

.. 10 days after you receive the Policy (unless state law requires your Policy to specify a longer specified period); and

.. 45 days after the completed application is signed (in the case of tele-underwritten policies, 45 days after the preliminary application is signed).

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.



SUICIDE

If the insured commits suicide within the first two Policy years (or any different period provided by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.



ASSIGNMENT AND CHANGE IN OWNERSHIP

You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

PAYMENT AND DEFERMENT

[SIDEBAR: Under certain situations, we may defer payments.]

Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:

.. The New York Stock Exchange has an unscheduled closing.

.. There is an emergency so that we could not reasonably determine the investment experience of a Policy.

.. The Securities and Exchange Commission by order permits us to do so for the protection of Policy owners (provided that the delay is permitted under New York State insurance law and regulations).

.. With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.

.. We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.

We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

DIVIDENDS

The Policy is "nonparticipating," which means it is not eligible for dividends from us and does not share in any distributions of our surplus.


EXCHANGE PRIVILEGE



If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. There is currently no charge on transfers. Even if we do have a transfer charge in the future, such charge will never be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, however, we implement this by permitting you, without charge, to exchange your Policy (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy, which we make available.


SALES AND ADMINISTRATION OF THE POLICIES

[SIDEBAR: We perform the sales and administrative services for the Policies.]

We serve as the "principal underwriter," as defined in the 1940 Act, for the

Policy. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc.




DISTRIBUTING THE POLICIES

We sell the Policies through licensed life insurance sales representatives:

.. Registered through us.

.. Registered through other broker-dealers, including a wholly owned subsidiary.

COMMISSIONS


We pay commissions to sales representatives (or the broker-dealers through which they are registered) for the sale of our products. The commissions do not result in a charge against the Policy in addition to the charges already described elsewhere in this prospectus.






We also pay the sales manager of a sales representative employed by us an override commission based on many factors including the commissions paid to the representative who sold the Policy and to other representatives the sales manager supervises.


The maximum commission paid in any year will not exceed $40 per $1,000 current specified face amount.


We may require all or part of the commissions to be returned to us if you do not continue your Policy for at least 2 years.






LEGAL PROCEEDINGS



MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, MetLife believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it or the Separate Account.



FINANCIAL STATEMENTS



You can find the financial statements of MetLife and the Separate Account in the Statement of Additional Information referred to on the back cover of this prospectus.

GLOSSARY



AGE. The age of an insured refers to the insured's age at his or her nearest birthday.



DATE OF RECEIPT. The Date of Receipt is the day your requests, instructions and notifications are received in our Designated Office.



LOAN ACCOUNT. The account to which cash value from the Separate Account or the Fixed Account is transferred when you take a Policy loan.



PREMIUMS. Premiums include all payments you make under your Policy, whether a planned periodic premium payment or an unscheduled premium payment.



RIDER. A rider is an optional, additional benefit or increase in coverage that you can add to your Policy.



SPECIFIED FACE AMOUNT. The specified face amount is the base amount of insurance coverage under your Policy.



YOU.  "You" refers to the Policy Owner.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. You may obtain a copy of the
Statement of Additional Information, without charge, by calling       , by
e-mailing us at           , or by logging on to our website at           . You
may also obtain, without charge, a personalized illustration of death benefits, cash surrender values and cash values by calling 1-800-XXX-XXXX.

For transfers and premium reallocations, call       .

For current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask
questions about your Policy, you may call our TeleService Center at       .

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time.

This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 450 Fifth Street, NW, Washington, DC 20549-0102.

MetLife was formed under the laws of New York State in 1868. MetLife Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately 9 million individual households in the United States and companies and institutions with over 33 million employees and members. It also has international insurance operations in 14 countries

For more information about MetLife, please visit our website at www.metlife.com

FILE NO. 811-6025

                                  PROSPECTUS
                                      FOR

                     UL II, A FLEXIBLE PREMIUM MULTIFUNDED

                       LIFE INSURANCE POLICY ("POLICY")


           ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")


                                  MAY 1, 2003





This prospectus provides you with important information about MetLife's UL II Policies. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement that MetLife issues to you.



You allocate net premium payments to and transfer cash value among a fixed interest account and 42 different investment divisions of Metropolitan Life Separate Account UL ("Separate Account"). Each investment division (sometimes also referred to in this prospectus as a "variable investment option"), in turn, invests solely in one of 42 corresponding "Portfolios":


                  METROPOLITAN SERIES FUND, INC. PORTFOLIOS:


             Lehman Brothers(R)         Russell 2000(R) Index
              Aggregate Bond Index      T. Rowe Price Small Cap
             State Street Research       Growth
              Diversified               State Street Research
             MetLife Stock Index         Aurora (formerly, State
             Harris Oakmark Large Cap    Street Research Aurora
              Value                      Small Cap Value)
             T. Rowe Price Large Cap    Scudder Global Equity
              Growth                    Morgan Stanley EAFE(R)
             State Street Research       Index
              Investment Trust          Putnam International Stock
             Putnam Large Cap Growth    Janus Growth
             MetLife Mid Cap Stock      Franklin Templeton Small
              Index                      Cap Growth
             Neuberger Berman Partners  State Street Research
              Mid Cap Value              Large Cap Value
             Janus Mid Cap
             State Street Research
              Aggressive Growth



                     NEW ENGLAND ZENITH FUND PORTFOLIOS:*



             Davis Venture Value        Salomon Brothers
             Loomis Sayles Small Cap     Strategic Bond
             MFS Investors Trust         Opportunities
             MFS Research Managers      Salomon Brothers U.S.
             Harris Oakmark Focused      Government
              Value (formerly, Harris   FI Structured Equity
              Oakmark Mid Cap Value)    FI Mid Cap Opportunities
                                        State Street Research
                                         Bond Income **
                                        State Street Research
                                         Money Market **


                    MET INVESTORS SERIES TRUST PORTFOLIOS:


             MFS Mid-Cap Growth         State Street Research
             MFS Research International  Concentrated
             PIMCO Total Research        International
             PIMCO Innovation           Met/AIM Mid Cap Core
             Lord Abbett Bond            Equity
              Debenture***              Met/AIM Small Cap Growth



                AMERICAN FUNDS INSURANCE SERIES PORTFOLIOS:****



             American Funds Growth      American Funds Global
             American Funds             Small Capitalization
             Growth-Income

--------



* The New England Zenith Fund calls these "Series," but this Prospectus calls them "Portfolios."


** On April 29, 2002, the State Street Research Money Market Portfolio and the State Street Research Income Bond Portfolio of the Metropolitan Series Fund were merged into the State Street Research Money Market Series and the State Street Research Bond Income Series, respectively, of the New England Zenith Fund.


*** On April, 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the
    Metropolitan Series Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust.


****The American Funds Insurance Series calls these "Funds," but this prospectus calls them "Portfolios."





Separate prospectuses for the Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust and the American Funds Insurance Series (each a "Fund") are attached to this prospectus. They describe in greater detail an investment in the Portfolios listed above. Before purchasing a Policy, read the information in this prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference.



Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.





Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete.



Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

                               TABLE OF CONTENTS





                                                                         PAGE IN
                                                                           THIS
SUBJECT                                                                 PROSPECTUS
-------                                                                 ----------
Summary of Benefits and Risks..........................................      3
   Benefits of a Policy................................................      3
   Risks of a Policy...................................................      4
   Risks of Investment in the Portfolios...............................      6
Fee Tables.............................................................      7
   Transaction Fees....................................................      7
   Periodic Charges Other Than Portfolio Operating Expenses............      8
   Charges for Optional Features.......................................      9
   Annual Portfolio Operating Expenses.................................      9
MetLife................................................................     13
Our Separate Account That Supports the Policies........................     13
The Portfolios.........................................................     14
   The Portfolio Share Classes That We Offer...........................     17
   Purchase and Redemption of Portfolio Shares by Our Separate Account.     17
   Voting Rights That You Will Have....................................     17
The Fixed Return You Can Choose (Our Fixed Account)....................     18
Purchasing a Policy....................................................     18
Your Payment and Allocation of Premiums................................     19
Sending Communications and Payments To Us..............................     21
   Contacting Us.......................................................     21
   When Your Requests, Instructions and Notifications Become Effective.     21
   Third Party Requests................................................     22
Insurance Proceeds Payable If The Insured Dies.........................     22
   Death Benefit Options You Can Choose................................     22
   Alternate Death Benefit That Automatically Applies in Some Cases....     24
   The Specified Face Amount of Your Policy............................     24
Your Policy's Values...................................................     25
   Cash Value..........................................................     25
   Cash Surrender Value................................................     25
   The Amount We Pay at Your Policy's Final Date.......................     26
Surrenders and Partial Withdrawals From Your Policy....................     26
Transferring Cash Value Among Your Policy's Investment Options.........     27
   Automated Investment Strategies You Can Choose......................     27
   Transfers You Can Make by Telephone.................................     28
Borrowing From Your Policy.............................................     28
Policy Termination and Reinstatement...................................     30
Optional Benefits You Can Add by Rider.................................     30
Charges and Deductions You Pay.........................................     31
   Deductions From Premiums............................................     31
   Transfer Charge.....................................................     31
   Underwriting Charge.................................................     31
   Charges Included in the Monthly Deduction...........................     32
   Mortality and Expense Risk Charge...................................     33
   Surrender Charge....................................................     33
   Charges for Optional Benefits.......................................     35
   Charges and Expenses of the Separate Account and the Portfolio's....     35
Federal Tax Matters....................................................     35
Other Policy Provisions................................................     37
Sales and Administration of the Policies...............................     39
Legal Proceedings......................................................     40
Financial Statements...................................................     40
Glossary...............................................................     41

SUMMARY OF BENEFITS AND RISKS



This summary describes important Policy benefits and risks. The sections of this prospectus following this summary discuss the Policy in more detail. The Glossary at the end of this prospectus explains certain words and phrases used in this Prospectus.



BENEFITS OF A POLICY



DEATH BENEFIT. The Policies are designed to provide insurance protection. If a Policy is in force and upon receipt of satisfactory proof of the death of the insured, we will pay the insurance proceeds to the beneficiary of the Policy. The insurance proceeds generally equal the death benefit on the date of the insured's death plus any additional insurance provided by rider, less any outstanding Policy loan and accrued loan interest.



CHOICE OF DEATH BENEFIT OPTIONS. Generally, you have a choice between two options. The Option A death benefit is an amount equal to the Policy's "specified face amount". The Option B death benefit is an amount equal to the specified face amount plus the Policy cash value at the insured's date of death. The specified face amount is the base amount of insurance coverage under a Policy. Subject to certain limits, you can change your death benefit option after the second Policy year. A change in death benefit options may have tax consequences.





PREMIUM FLEXIBILITY. The Policy allows flexibility in making premium payments. You can make premium payments based on a schedule you choose in your application. You can make a payment that does not correspond to your schedule at any time. We can, however, limit or prohibit payments in some situations. There are certain minimum premium requirements to keep the Policy in force during the first two policy years. In addition, your Policy may be protected against terminating for no value in the third Policy year, regardless of its cash surrender value, if you pay the minimum required premium in the third Policy year.



RIGHT TO EXAMINE THE POLICY. During the later of ten days following your receipt of the Policy (more in some states) or 45 days after you sign the completed application, you have the right to return the Policy to us. Depending on state law, we will refund the premiums you paid, the Policy's cash value or any other amount required by state insurance law.



CHOICE OF INVESTMENT OPTIONS. You can allocate your net premiums and cash value among your choice of 42 different variable investment options. The variable investment options available under the Policy include several common stock funds, including funds that invest primarily in foreign securities, as well as bond funds and balanced funds. You may also allocate premiums and cash value to our Fixed Account, which provides guarantees of interest and principal. You may change your allocation of future premiums at any time.



SURRENDER AND PARTIAL WITHDRAWALS. You may surrender your Policy for its cash surrender value at any time. In addition, subject to certain limits, you may withdraw part of your cash surrender value from your Policy. Your Policy's cash surrender value equals your cash value reduced by any outstanding Policy loans (plus accrued interest) and by any applicable surrender charge. A surrender or partial withdrawal may have tax consequences.

TRANSFERS AND AUTOMATED INVESTMENT STRATEGIES. Subject to limitations, you may transfer your Policy's cash value among the investment divisions or between the investment divisions and the Fixed Account. You may also choose among four Automated Investment Strategies that allow you to transfer funds periodically from the Fixed Account to the investment divisions. You may make transfers at any time, but we reserve the right to limit the number and amount of transfers you may make in a Policy year.



LOANS: Subject to certain limits, you may borrow against your Policy's cash value. The maximum loan amount you may take is the Policy's cash value net of the surrender charge less two monthly deductions, or, 75% of the cash surrender value (in most states), whichever is greater, less all other outstanding Policy loans. We charge you a maximum annual interest rate of 8% on your loan. However, we credit you with an annual return guaranteed to be not less than 4% (currently we credit 6%) on amounts that you borrow. Loans may have tax consequences.



TAX ADVANTAGES. If you meet certain requirements, you will pay income taxes on cash value you receive (through withdrawals or surrenders or at the Final Date of your Policy) only to the extent that the cumulative amounts you have received exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit.



EXCHANGE PRIVILEGE. Within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested), you may transfer all of your cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account at no charge. The purpose of the exchange privilege is to provide you the option of fixed Policy values and benefits. In some states however, we implement this by permitting you to exchange your Policy (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy, which we make available.



RIDER BENEFITS. We offer several riders that provide supplemental benefits under the Policy, such as the Disability Waiver of Monthly Deductions which provides for the waiver of monthly charges upon proof of disability while the rider is in force. We generally deduct any monthly charges for these riders as part of the monthly deduction. Your sales representative can help you determine whether any of these riders are suitable for you. These riders may not be available in all states.



RISKS OF A POLICY



INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options, and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions will have an even greater impact on your Policy's cash value. It is possible to lose your full investment, and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4%.



SURRENDER AND WITHDRAWAL RISKS. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. If you surrender the Policy within the first 15 Policy years (or within the first 15 years following a specified face amount increase), you will be subject to a surrender charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy.



You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will terminate without value because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly terminate).



RISK OF POLICY TERMINATION. Your Policy may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay a monthly deduction (the charge we deduct from your Policy's cash value every month), your Policy will terminate without value, unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. During the first three Policy years, your Policy will not terminate, regardless of cash value, provided you have paid the minimum required premium. If your Policy does terminate, your insurance coverage also will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). If your Policy terminates when there is an outstanding loan, there may be adverse tax consequences.



CERTAIN TAX RISKS. We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. There is less guidance, however, with respect to Policies issued on a substandard issue basis, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Policy's cash value until there is an actual distribution from the Policy. Moreover, insurance benefits payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.



If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.



If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions.

Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.



As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.



LOAN RISKS. A policy loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the variable investment options or Fixed Account as collateral, and hold it in your Policy loan account. This loan collateral does not participate in the investment experience of the investment divisions or receive the current interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.



Any unpaid loan (plus accrued interest) also reduces the Policy's insurance proceeds paid to your beneficiary. In addition, your Policy may terminate if your outstanding loan and accrued loan interest reduces the cash surrender value to zero unless your Policy is in the first three Policy years and you have paid the minimum required premium.



If you surrender your Policy or your Policy terminates while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and any prior tax-free withdrawals exceed the premiums paid. Particularly because loans and partial withdrawals reduce your Policy's cash surrender value, any remaining cash surrender value may be insufficient to pay the income tax due.



LIMITATIONS ON ACCESS TO CASH VALUE. We limit loans and partial withdrawals of cash value from the Policy to amounts not less than $250 and not more than the cash surrender value less two monthly deductions.



LIMITATIONS ON TRANSFERS. We may limit transfers to four per Policy year and may limit transfers from the Fixed Account to one each year on the Policy anniversary date. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. We may adopt procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.



POLICY CHARGE AND EXPENSE INCREASE. We have the right to increase certain Policy charges.



TAX LAW CHANGES. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.



RISKS OF INVESTMENT IN THE PORTFOLIOS



A comprehensive discussion of the risks associated with investment in the Portfolios can be found in the prospectus for each of the Funds attached at the end of this prospectus. There is a possibility that fees and expenses of the Portfolios may increase (or decrease). There is no assurance that any of the Portfolios will achieve its stated investment objective.

FEE TABLES



The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering the Policy. In certain cases, we have the right to increase our charges for new Policies, as well as for Policies already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below.



TRANSACTION FEES



This table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers cash value among the variable investment options or the Fixed Account.



                  WHEN CHARGE IS          CURRENT AMOUNT          MAXIMUM AMOUNT
CHARGE            DEDUCTED                DEDUCTED                WE CAN DEDUCT
--------------------------------------------------------------------------------------
Sales Charge      On payment of           2.00% of Each           Same as Current
                  premium                 Premium Paid            Amount
--------------------------------------------------------------------------------------
State Tax Imposed On payment of           2.00% of Each           Same as Current
on Premiums       premium                 Premium Paid            Amount
--------------------------------------------------------------------------------------
Federal Tax       On payment of           1.50% of Each           Same as Current
Imposed on        premium                 Premium Paid            Amount
Premiums
--------------------------------------------------------------------------------------
Surrender Charge  On surrender or         The surrender charge    Same as Current
                  other termination of    ranges from $1 to $40   Amount
                  your Policy in the      per $1000 of the
                  first 15 Policy years   highest level of
                  (or in the first 15     specified face amount
                  years after a specified that your Policy has
                  face amount increase)   ever had.* The exact
                                          amount of the
                                          surrender charge
                                          depends on the
                                          insured's age and
                                          death benefit option
                                          (at the time of Policy
                                          issue or at the time of
                                          any increase in
                                          specified face amount)
                                          and on the number of
                                          years since issue or
                                          increase in specified
                                          face amount.**
--------------------------------------------------------------------------------------
Transfer Fee      On transfer of cash     Not currently           $25 per transfer,
                  value among variable    charged                 except for transfers
                  investment options                              under the
                  and to and from the                             Automated
                  Fixed Account                                   Investment
                                                                  Strategies



--------

*In determining the highest level of specified face amount, changes in specified face amount that were the result of a change in death benefit option are excluded.



**The surrender charge during the first two Policy years, together with all premium expense charges deducted (other than the 2% state premium tax charge and that portion of the DAC tax charge that is not considered to be sales load) will not exceed the sum of (a) 30% of premium payments in aggregate amount less than or equal to one guideline annual premium, plus (b) 10% of premium payments in aggregate amount greater than one guideline annual premium but not more than two guideline annual premiums, plus (c) 9% of each premium payment in excess of two guideline annual premiums. The "guideline annual premium is the level annual amount of premium that would be payable through the Final Date of a Policy for the specified face amount of the Policy if we fixed premiums as to both timing and amount based on 1980 Commissioners Standard Ordinary charges as set forth in the Policy and any Policy riders. A comparable limit applies to the surrender charge attributable to a specified face amount increase for a period of two years following the increase. To compute this limit for specified face amount increases, a portion of each premium paid after the increase will be attributed to the increase, in a manner set forth by a rule of the Securities and Exchange Commission.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES



This table describes other fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including charges for optional features (riders) or the fees and expenses of the Portfolios.



                                           CURRENT AMOUNT
                    WHEN CHARGE IS         DEDUCTED (PER           MAXIMUM AMOUNT
CHARGE              DEDUCTED               MONTH)                  WE CAN DEDUCT
----------------------------------------------------------------------------------------
Cost of Term        Monthly, on the
Insurance*          monthly deduction      $.021 to $37.619 per    $     to $45.101 per
                    date                   $1,000 of term          $1,000 of term
Lowest and Highest                         insurance amount.**     insurance amount
Charge Among All
Possible Insureds                          $.084 per $1,000 of     $.263 per $1,000 of
                                           term insurance          term insurance
Charge for a male                          amount.                 amount
insured, age 40, in
the preferred
nonsmoker
underwriting class
with a face amount
of $100,000 in the
first policy year
----------------------------------------------------------------------------------------
Administration      Monthly, on the        First Policy year: $.25 Same as Current
Charge              monthly deduction      per $1,000 of specified Amount
                    date                   face amount plus $5
                                           for insureds under
                                           Age 17, $15 for
                                           insureds Age 18-49,
                                           and $20 for insureds
                                           Age 50 and over.
                                           Second and later
                                           Policy years: $5 for a
                                           specified face amount
                                           of $250,000 or more,
                                           $7 for a specified face
                                           amount between
                                           $100,000 and $249,999
                                           and $9 for a specified
                                           face amount of less
                                           than $100,000.***
----------------------------------------------------------------------------------------
Mortality and       Daily                  .90%                    Same as Current
Expense Risk                                                       Amount
Charge (annual rate
imposed on cash
value in our
Separate Account)
----------------------------------------------------------------------------------------
Underwriting        Monthly, on the        The lesser of (a)       $5 per month for
Charge              monthly deduction      $2,500 per month or     each $1,000 of
                    date, for the first 12 (b) or $100 per month   specified face amount
                    months after you       for the first $100,000  increase
                    increase your          of specified face
                    specified face amount  increase and $3 per
                                           month for each
                                           additional $1,000.

--------

*The cost of term insurance charge varies based on individual characteristics, including the insured's age, risk class and, in most cases, sex. The cost of term insurance charges shown are probably not representative of the charges that you would pay. You can obtain more information about the cost of term insurance or other charges that would apply for a particular insured by contacting your sales representative.



**The term insurance account is the difference between the death benefit (generally discounted at the monthly equivalent of 4% per year) and the Policy's cash value.



***We will deduct the portion of the first year's administration charge that remains unpaid at the time of any full surrender or other termination of your Policy.

CHARGES FOR OPTIONAL FEATURES (RIDERS)



This table describes the charges you will pay periodically for any of the indicated optional benefits ("riders") that you choose to add to your Policy.



                            WHEN CHARGE IS    CURRENT AMOUNT       MAXIMUM AMOUNT
OPTIONAL FEATURE            DEDUCTED          DEDUCTED             WE CAN DEDUCT
---------------------------------------------------------------------------------------
Disability Waiver of        Monthly, on the
Monthly Deduction           monthly deduction $.010 to $.380 per   $.020 to $.450 per
Benefit                     date              $1,000 of term       $1,000 of term
                                              insurance amount     insurance amount
Lowest and Highest
Charge Among All                              $.020 per $1,000 of  $.030 per $1,000 of
Possible Policies                             term insurance       term insurance
                                              amount               amount
Charge for a male insured,
age 40, in the preferred
nonsmoker underwriting
class with a specified face
amount of $100,000
---------------------------------------------------------------------------------------
Accidental Death Benefit    Monthly, on the
                            monthly deduction $.043 to $.074 per   $.070 to $.120 per
Lowest and Highest          date              $1,000 of accidental $1,000 of accidental
Charge Among All                              death coverage       death coverage
Possible Insureds                             amount               amount

Charge for a male insured,                    $.043 per $1,000 of  $.080 per $1,000 of
age 40, in the preferred                      accidental death     accidental death
nonsmoker underwriting                        coverage amount      coverage amount
class with a specified face
amount of $100,000
---------------------------------------------------------------------------------------
Children's Term Insurance   Monthly, on the
Benefit                     monthly deduction $.350 per $1,000 of  $.600 per $1,000 of
                            date              child's term         child's term
Lowest and Highest                            insurance amount for insurance amount for
Charge Among All                              all ages             all ages
Possible Policies
                                              $.350 per $1,000 of  $.600 per $1,000 of
Charge for a male insured,                    child's term         child's term
age 40, in the preferred                      insurance amount     insurance amount
nonsmoker underwriting
class with a specified face
amount of $100,000
---------------------------------------------------------------------------------------
Spouse term Insurance       Monthly, on the
Benefit                     monthly deduction $.082 to $4.410 per  $.155 to $4.634 per
                            date              $1,000 of spouse's   $1,000 of spouse's
Lowest and Highest                            term insurance       term insurance
Charge Among All                              amount               amount
Possible Policies
                                              $.119 per $1,000 of  $.309 per $1,000 of
Charge for a female                           spouse's term        spouse's term
insured, age 40, in the                       insurance amount     insurance amount
preferred nonsmoker
underwriting class with a
specified face amount of
$100,000
---------------------------------------------------------------------------------------
Accelerated Death Benefit   Not Applicable    No Charge            No Charge



ANNUAL PORTFOLIO OPERATING EXPENSES



This table describes the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The table shows the lowest and highest fees and expenses charged by any of the Portfolios for the fiscal year ended
December 31, 2002, before and after any contractual expense subsidy or expense deferral. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the attached Fund prospectuses.

                                                                       LOWEST*  HIGHEST*
----------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (expenses that are deducted from Portfolio assets, including
 management fees, distribution (Rule 12b-1) fees and other expenses)          %       %
----------------------------------------------------------------------------------------
Net Total Annual Portfolio Operating Expenses
 (net of any contractual expense subsidy or expense deferral)                 %       %



--------

*The lowest and highest percentages have been selected after adjustment of the percentage for all Portfolios (on a consistent basis) to reflect any changes in expenses during the 12 months ended December 31, 2002 or expected to occur during the 12 months ended December 31, 2003.



The following table describes the annual operating expenses for each Portfolio for the year ended December 31, 2002, as a percentage of the Portfolio's average daily net assets for the year. The two columns furthest to the right show each Portfolio's total operating expenses both before and after any applicable expense subsidy or expense deferral arrangements.





                                                          GROSS    NET TOTAL
                                                          TOTAL     ANNUAL
                               MANAGEMENT  OTHER   12B-1  ANNUAL  CONTRACTUAL
            PORTFOLIO             FEE     EXPENSES FEES  EXPENSES  EXPENSES
   --------------------------------------------------------------------------
   METROPOLITAN SERIES FUND
    (CLASS A SHARES)
   --------------------------------------------------------------------------
   Lehman Brothers(R)
    Aggregate Bond Index
   --------------------------------------------------------------------------
   State Street Research
    Diversified
   --------------------------------------------------------------------------
   MetLife Stock Index
   --------------------------------------------------------------------------
   Harris Oakmark Large
    Cap Value
   --------------------------------------------------------------------------
   T. Rowe Price Large Cap
    Growth
   --------------------------------------------------------------------------
   State Street Research
    Investment Trust(a)
   --------------------------------------------------------------------------
   Putnam Large Cap Growth
   --------------------------------------------------------------------------
   MetLife Mid Cap Stock
    Index
   --------------------------------------------------------------------------
   Neuberger Berman Partners
    Mid Cap Value
   --------------------------------------------------------------------------
   Janus Mid Cap
   --------------------------------------------------------------------------
   State Street Research
    Aggressive Growth
   --------------------------------------------------------------------------
   Loomis Sayles High Yield
    Bond
   --------------------------------------------------------------------------
   Russell 2000(R) Index
   --------------------------------------------------------------------------
   T. Rowe Price Small Cap
    Growth
   --------------------------------------------------------------------------
   State Street Research
    Aurora
   --------------------------------------------------------------------------
   Scudder Global Equity
   --------------------------------------------------------------------------
   Morgan Stanley EAFE(R)
    Index
   --------------------------------------------------------------------------
   Putnam International Stock
   --------------------------------------------------------------------------
   Janus Growth
   --------------------------------------------------------------------------
   Franklin Templeton Small
    Cap Growth
   --------------------------------------------------------------------------
   State Street Research Large
    Cap Value
   --------------------------------------------------------------------------

                                                          GROSS    NET TOTAL
                                                          TOTAL     ANNUAL
                               MANAGEMENT  OTHER   12B-1  ANNUAL  CONTRACTUAL
            PORTFOLIO             FEE     EXPENSES FEES  EXPENSES  EXPENSES
   --------------------------------------------------------------------------
   NEW ENGLAND ZENITH FUND
    (CLASS A SHARES)
   --------------------------------------------------------------------------
   Davis Venture Value
   --------------------------------------------------------------------------
   MFS Investors Trust
   --------------------------------------------------------------------------
   Harris Oakmark
    Mid Cap Value
   --------------------------------------------------------------------------
   Salomon Brothers U.S.
    Government
   --------------------------------------------------------------------------
   Loomis Sayles Small Cap
   --------------------------------------------------------------------------
   MFS Research Managers
   --------------------------------------------------------------------------
   Salomon Brothers Strategic
    Bond Opportunities
   --------------------------------------------------------------------------
   FI Structured Equity
   --------------------------------------------------------------------------
   FI Mid Cap Opportunities
   --------------------------------------------------------------------------
   State Street Research Bond
    Income
   --------------------------------------------------------------------------
   State Street Research Money
    Market
   --------------------------------------------------------------------------
   MET INVESTORS SERIES TRUST
    (CLASS A SHARES)
   --------------------------------------------------------------------------
   MFS Mid-Cap Growth
   --------------------------------------------------------------------------
   MFS Research International
   --------------------------------------------------------------------------
   Lord Abbett Bond Debenture
   --------------------------------------------------------------------------
   State Street Research
    Concentrated International
   --------------------------------------------------------------------------
   Met/AIM Mid Cap Core Equity
   --------------------------------------------------------------------------
   Met/AIM Small Cap Growth
   --------------------------------------------------------------------------
   PIMCO Total Return
   --------------------------------------------------------------------------
   PIMCO Innovation
   --------------------------------------------------------------------------
   AMERICAN FUNDS INSURANCE
    SERIES (CLASS 2 SHARES)
   --------------------------------------------------------------------------
   American Funds Growth
   --------------------------------------------------------------------------
   American Funds Growth-
    Income
   --------------------------------------------------------------------------
   American Funds Global
    Small Capitalization



--------

(a) The Metropolitan Series Fund directed certain of the Portfolios' trades to brokers who paid a portion of the Portfolios' expenses and has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of its Portfolios' custodian fees. If we included these reductions, Total Annual Expenses would have been: .76% for the State Street Research Aggressive Growth Portfolio, .47% for the State Street Research Diversified Portfolio, .50% for the State Street Research Investment Trust Portfolio, 1.14% for the Putnam International Stock Portfolio, .84% for the Harris Oakmark Large Cap Value Portfolio, .69% for the Neuberger Berman Partners Mid Cap Value Portfolio, and .75% for the T. Rowe Price Large Cap Growth Portfolio.




(b) MetLife Advisers and the Metropolitan Series Fund have entered into an Expense Agreement under which MetLife Advisers will waive investment management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses ("Expenses") attributable to the Class A shares of certain Portfolios of the Metropolitan Series Fund, so that annualized Expenses of these Portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: .85% for the State Street Research Large Cap Value Portfolio, 1.00% for the Putnam Large Cap Growth Portfolio, ..95% for the Janus Growth Portfolio, .45% for the MetLife Mid Cap Stock Index Portfolio, .75% for the Morgan Stanley EAFE Index Portfolio, .55% for the Russell 2000 Index Portfolio, and 1.05% for the Franklin Templeton Small Cap Growth Portfolio. Under the agreement, if certain conditions are met, the State Street Research Large Cap Value Portfolio, the Janus Growth Portfolio and the Franklin Templeton Small Cap Growth Portfolio may reimburse MetLife Advisers for fees it waived and Expenses it paid if, in the future, actual Expenses of the Portfolios are less than the expense limits.
(c) Total Annual Expenses for the Morgan Stanley EAFE Index Portfolio have been restated to reflect the arrangements described above.



(d) Total Annual Expenses do not reflect certain expense reduction due to directed brokerage arrangements. If we included these reductions, Total Annual Expenses would have been: .82% for the Davis Venture Value Portfolio, .84% for the Harris Oakmark Focused Value Portfolio and .74% for the FI Structured Equity Portfolio.


(e) MetLife Advisers and the Zenith Fund have entered into an Expense Agreement under which MetLife Advisers will waive investment management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) ("Expenses") attributable to the Class A shares of certain Portfolios of the Zenith Fund, so that annualized Expenses of these Portfolios will not exceed, at any time prior to April 30, 2003, the following percentages: .90% per annum of the average net assets for the MFS Investors Trust Portfolio and the MFS Research Managers Portfolio, .70% per annum for the Salomon Brothers U.S. Government Portfolio and .95% for the FI MidCap Opportunities Portfolio. Under the agreement, if certain conditions are met, a Portfolio may reimburse MetLife Advisers for fees it waived or Expenses it paid, if in the future, actual Expenses of the Portfolio are less than its expense limit.






(f) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the Total Annual Expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio's business) will not exceed, at any time prior to April 30, 2003, the following percentages: .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, ..70% for the Lord Abbett Bond Debenture Portfolio, 1.10% for the State Street Research Concentrated International Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.05% for the Met/AIM Small Cap Growth Portfolio. Absent this Agreement, Total Annual Expenses (and Management Fees) for the year ending December 31, 2001 would have been: 2.35% (.65%) for the MFS Mid Cap Growth Portfolio, 5.08% (.80%) for the MFS Research International Portfolio, 1.15% (.50%) for the PIMCO Total Return Portfolio, 3.97% (1.05%) for the PIMCO Innovation Portfolio (annualized from the February 12, 2001 start date for the Class B shares of these Portfolios and excluding the 12b-1 fee that applies under that class); 5.44 (.85%) for the State Street Research Concentrated International Portfolio, 6.93% (.75%) for the Met/AIM Mid Cap Core Equity Portfolio, 4.97% (.90%) for the Met/AIM Small Cap Growth Portfolio (annualized from the

October 9, 2001 start date for the Class B shares of these Portfolios and excluding the 12b-1 fee that applies under that class) and .75% (.63%) for the Lord Abbett Bond Debenture Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory may, with the approval of the Trust's Board of Trustee, be repaid by the applicable Portfolio to Met Investors Advisory.

(g) Total Annual Expenses for the Lord Abbett Bond Debenture Portfolio have been restated as if the lower expense limitation adopted in February, 2001 had been in effect for the entire year.




(h) The American Funds Insurance Series has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Distribution Plan the Portfolios pay an annual fee to compensate certain other parties for promoting, selling and servicing the shares of the Portfolio. These other parties may include MetLife (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of the contracts. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.

(k) These Portfolios commenced operations on February 12, 2001. Met Investors Advisory and Met Investors Series Trust have entered into an expense limitation agreement whereby, for a period of at least one year from commencement of operations, the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the agreement is in effect, the following percentages: .80% for the MFS Mid-Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .65% for the PIMCO Total Return Portfolio, and 1.10% for the PIMCO Innovation Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The first table following footnote (l) shows estimated current year expenses for these Portfolios after these expense reimbursements.
(l) The American Funds Insurance Series has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Distribution Plan the Portfolios pay an annual fee to compensate certain other parties for promoting, selling and servicing the shares of the Portfolio. These other parties may include MetLife (or its affiliates) and other broker-dealers and financial intermediaries involved in the offer and sale of the contracts. The Distribution Plan is described in more detail in the American Funds Insurance Series prospectus.





METLIFE


MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. We are obligated to pay all benefits under the policies.





OUR SEPARATE ACCOUNT THAT SUPPORTS THE POLICIES





Our Separate Account receives premium payments from owners of the Policies described in this prospectus and other variable life insurance policies that we issue. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deducted and other excess amounts in the Separate Account or we can take the excess out of the Separate Account.

The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. This means that, except for excess assets that we would be free to withdraw, the assets of the Separate Account are not available to meet the claims of our general creditors, and must be used for the sole purpose of supporting the cash values of the variable life insurance policies whose premiums the Separate Account receives.


[SIDEBAR: Each Separate Account investment division invests in a corresponding Portfolio of a Fund.]


The Separate Account has subdivisions, called "investment divisions." Each investment division corresponds to one of our variable investment options and invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account and can add and eliminate variable investment options from your Policy. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.



THE PORTFOLIOS


[SIDEBAR: You should carefully review the investment objectives, practices, and risks of each Portfolio, which are described in the appropriate Fund prospectuses that are attached to this prospectus.]




Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Series Trust and American Funds Insurance Series is each a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into separate investment Portfolios, each of which issues its own class or "series" of stock in which a corresponding investment division of the Separate Account invests.



You should read the Fund prospectuses that are attached to this prospectus. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and sub-advisers that are associated with each Portfolio. They also contain information on the different separate accounts that invest in each Fund (which may or may not be related to MetLife) and certain risks that may arise when diverse separate accounts, funding diverse types of insurance products, all invest in the same Fund.



Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.



The adviser, any sub-adviser and investment objective of each Portfolio are as follows:



METROPOLITAN SERIES FUND, INC.



ADVISER: METLIFE ADVISERS, LLC



            PORTFOLIO                   SUB-ADVISER         INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------
State Street Research             State Street Research & Maximum capital
Aggressive Growth                 Management Company      appreciation
----------------------------------------------------------------------------------
State Street Research Aurora      State Street Research & High total return,
                                  Management Company      consisting principally
                                                          of capital appreciation.
----------------------------------------------------------------------------------
State Street Research Diversified State Street Research & High total return while
                                  Management Company      attempting to limit
                                                          investment risk and
                                                          preserve capital.
----------------------------------------------------------------------------------

           PORTFOLIO                   SUB-ADVISER           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
State Street Research           State Street Research &   Long-term growth of
Investment Trust                Management Company        capital and income.
------------------------------------------------------------------------------------
State Street Research Large Cap State Street Research &   Long-term growth of
Value                           Management Company        capital.
------------------------------------------------------------------------------------
Putnam International Stock      Putnam Investment         Long-term growth of
                                Management, LLC           capital.
------------------------------------------------------------------------------------
Putnam Large Cap Growth         Putnam Investment         Capital appreciation
                                Management, LLC
------------------------------------------------------------------------------------
Harris Oakmark Large Cap Value  Harris Associates L.P.    Long-term capital
                                                          appreciation.
------------------------------------------------------------------------------------
Janus Mid Cap                   Janus Capital             Long-term growth of
                                Management, LLC           capital.
------------------------------------------------------------------------------------
Janus Growth                    Janus Capital             Long-term growth of
                                Management, LLC           capital.
------------------------------------------------------------------------------------
Neuberger Berman Partners       Neuberger Berman          Capital growth.
Mid Cap Value                   Management Inc.
------------------------------------------------------------------------------------
Scudder Global Equity           Deutsche Investment       Long-term growth of
                                Management Americas Inc.  capital.
------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth  T. Rowe Price Associates, Long-term growth of
                                Inc.                      capital and, secondarily,
                                                          dividend income.
------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth  T. Rowe Price Associates, Long-term capital growth.
                                Inc.
------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate    Metropolitan Life         To equal the performance
Bond Index                      Insurance Company         of the Lehman Brothers
                                                          Aggregate Bond Index.
------------------------------------------------------------------------------------
MetLife Stock Index             Metropolitan Life         To equal the performance
                                Insurance Company         of the Standard & Poor's
                                                          500 Composite Stock Price
                                                          Index.
------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index     Metropolitan Life         To equal the performance
                                Insurance Company         of the Standard & Poor's
                                                          MidCap 400 Composite
                                                          Stock Index.
------------------------------------------------------------------------------------
Morgan Stanley EAFE(R) Index    Metropolitan Life         To equal the performance
                                Insurance Company         of the MSCI EAFE Index.
------------------------------------------------------------------------------------
Russell 2000(R) Index           Metropolitan Life         To equal the return of the
                                Insurance Company         Russell 2000 Index.
------------------------------------------------------------------------------------
Franklin Templeton Small Cap    Franklin Advisers, Inc.   Long-term capital growth.
Growth
------------------------------------------------------------------------------------



NEW ENGLAND ZENITH FUND



ADVISER: METLIFE ADVISERS, LLC



         PORTFOLIO              SUB-ADVISER           INVESTMENT OBJECTIVE
  ---------------------------------------------------------------------------
  Davis Venture Value     Davis Selected Advisers, Growth of capital.
                          L.P.
  ---------------------------------------------------------------------------
  Loomis Sayles Small Cap Loomis, Sayles &         Long-term capital growth
                          Company, L.P.            from investments in
                                                   common stocks or other
                                                   equity securities.
  ---------------------------------------------------------------------------
  MFS Investors Trust     Massachusetts Financial  Long-term growth of
                          Services Company         capital with a secondary
                                                   objective to seek
                                                   reasonable current income.
  ---------------------------------------------------------------------------
  MFS Research Managers   Massachusetts Financial  Long-term growth of
                          Services Company         capital.
  ---------------------------------------------------------------------------

           PORTFOLIO                  SUB-ADVISER           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
Harris Oakmark Focused Value    Harris Associates L.P.  Long-term capital
                                                        appreciation.
------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Salomon Brothers Asset  A high level of total return
Opportunities                   Management Inc.         consistent with
                                                        preservation of capital
------------------------------------------------------------------------------------
Salomon Brothers U.S.           Salomon Brothers Asset  A high level of current
Government                      Management Inc.         income consistent with
                                                        preservation of capital and
                                                        maintenance of liquidity.
------------------------------------------------------------------------------------
FI Mid Cap Opportunities        Fidelity Management &   Long-term growth of
                                Research Company        capital.
------------------------------------------------------------------------------------
FI Structured Equity            Fidelity Management &   Long-term growth of
                                Research Company        capital.
------------------------------------------------------------------------------------
State Street Research Bond      State Street Research & A competitive total return
Income                          Management Company      primarily from investing in
                                                        fixed-income securities.
------------------------------------------------------------------------------------
State Street Research Money     State Street Research & High level of current
Market                          Management Company      income consistent with
                                                        preservation of capital.
------------------------------------------------------------------------------------





MET INVESTORS SERIES TRUST



ADVISER: MET INVESTORS ADVISORY LLC



          PORTFOLIO                SUB-ADVISER         INVESTMENT OBJECTIVE
 ------------------------------------------------------------------------------
 Lord Abbett Bond Debenture   Lord, Abbett & Co.    High current income and
 Portfolio                                          the opportunity for capital
                                                    appreciation to produce a
                                                    high total return.
 ------------------------------------------------------------------------------
 Met/AIM Mid Cap Core Equity  AIM Capital           Long-term growth
 Portfolio                    Management, Inc.      of capital.
 ------------------------------------------------------------------------------
 Met/AIM Small Cap Growth     AIM Capital           Long-term growth
 Portfolio                    Management, Inc.      of capital.
 ------------------------------------------------------------------------------
 MFS Mid Cap Growth Portfolio Massachusetts         Long-term growth
                              Financial Services    of capital.
                              Company
 ------------------------------------------------------------------------------
 MFS Research International   Massachusetts         Capital appreciation.
 Portfolio                    Financial Services
                              Company
 ------------------------------------------------------------------------------
 PIMCO Innovation Portfolio   PIMCO Equity          Capital appreciation; no
                              Advisors              consideration is given to
                                                    income.
 ------------------------------------------------------------------------------
 PIMCO Total Return Portfolio Pacific Investment    To seek maximum total
                              Management Company    return, consistent with the
                              LLC                   preservation of capital and
                                                    prudent investment
                                                    management.
 ------------------------------------------------------------------------------
 State Street Research        State Street Research Long-term growth
 Concentrated International   & Management          of capital.
 Portfolio                    Company
 ------------------------------------------------------------------------------



AMERICAN FUNDS INSURANCE SERIES



ADVISER: CAPITAL RESEARCH AND MANAGEMENT COMPANY



                   PORTFOLIO          SUB-ADVISER INVESTMENT OBJECTIVE
          ------------------------------------------------------------
          American Funds Global Small     N/A     To seek capital
          Capitalization Fund                     appreciation through
                                                  stocks.
          ------------------------------------------------------------

                PORTFOLIO           SUB-ADVISER   INVESTMENT OBJECTIVE
       -----------------------------------------------------------------
       American Funds Growth Fund       N/A     To seek capital
                                                appreciation through
                                                stocks.
       -----------------------------------------------------------------
       American Funds Growth-Income     N/A     To seek capital
       Fund                                     appreciation and income.
       -----------------------------------------------------------------



A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.



THE PORTFOLIO SHARE CLASSES THAT WE OFFER



The Portfolios offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Policy. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Policy. The following classes of shares are available under the Policy:



.. For the Metropolitan Series Fund, Inc., the New England Zenith Fund and the
  Met Investors Series Trust Portfolios, we offer Class A shares only.


.. For the American Funds Insurance Series Portfolios, we offer Class 2 shares only.



PURCHASE AND REDEMPTION OF PORTFOLIO SHARES BY OUR SEPARATE ACCOUNT



As of the end of each Valuation Period (See "Sending Communications and Payments To Us--When Your Requests, Instructions and Notifications Become Effective."), we purchase and redeem Portfolio shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:


.. The allocation of net premiums to the Separate Account.
.. Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no affect on the cash value in the Separate Account).
.. Policy loans and loan repayments allocated to the Separate Account.
.. Transfers to and among investment divisions.
.. Withdrawals and surrenders taken from the Separate Account.


VOTING RIGHTS THAT YOU WILL HAVE


[SIDEBAR: You can give us voting instructions on shares of each Portfolio of a Fund that are attributed to your Policy.]


The Funds have shareholder meetings from time to time to, for example, elect directors or trustees and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.

If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Policy owners.



If we do not receive timely voting instructions from you and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.



THE FIXED RETURN YOU CAN CHOOSE (OUR FIXED ACCOUNT)



The Fixed Account is part of our general assets that are not in any legally-segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of at least 4%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account and whether they were premium payments or transfers from the investment divisions. Any partial amounts we remove from the Fixed


Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amount first.



Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months.



Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.



PURCHASING A POLICY


[SIDEBAR: We will issue Policy to you as owner. You will have all the rights under the Policy, including the ability to name a new owner or contingent owner.]

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our underwriting rules.

Generally, we will issue a Policy only for insureds that are age 80 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. You do not have to be the insured.


The beneficiary is named in the application as the person who will receive the insurance proceeds upon the death of the insured. The beneficiary has no rights under the Policy until the death of the insured and must survive the insured in order to receive the insurance proceeds.

For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.

The Date of Policy is usually the date the Policy application is approved. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). We may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application (but not earlier than the date that the application is completed) in order to preserve a younger age for the insured. Your Date of Policy can also be the date the application is completed if you ask us and if we receive a payment of at least $2,500 with the application.

Temporary insurance will be provided for up to 90 days from the date of the application, provided that we receive a payment equal to at least one "check-o-matic" payment and any necessary medical examination has been completed. Even if the insured hasn't completed the medical examination, there will be coverage if the insured dies from an accident within 30 days of the date of the application. The temporary insurance does not cover death by suicide. The temporary insurance provided is equal to the specified face amount applied for up to a maximum of $500,000. There will be no charge for the insurance protection under the temporary insurance.


Insurance coverage under the Policy will begin at the time the Policy is delivered and any temporary insurance that is then in force will end. For coverage to be effective, the insured's health must be the same as stated in the application and, in most states, the insured must not have sought medical advice or treatment after the date of the application. As to when charges under the Policy begin, see "Charges and Deductions You Pay--Charges Included in the Monthly Deduction."



It may not be in your best interest to surrender, terminate, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.



YOUR PAYMENT AND ALLOCATION OF PREMIUMS



PAYING PREMIUMS


[SIDEBAR: You can make voluntary planned periodic premium payments and unscheduled premium payments.]


The payment of premiums won't guarantee that your Policy will remain in force (except during the first three "Policy years if you pay the minimum required premium). Rather, this depends on your Policy's cash surrender value. The Policy will remain in force as long as the Policy's cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

You can make premium payments, subject to certain limitations discussed below, through the:



.. Voluntary planned periodic premium schedule: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals, and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; (c) periodic automatic pre-authorized transfers from your checking account ("check-o-matic"); (d) systematic through payment plans that your employer makes available; or (e) through another method to which we agree. You do not have to pay premiums in accordance with your voluntary planned period premium schedule.



.. Unscheduled premium payment option: You can make premium payments at any time.



We may adopt a practice of holding a premium payment received before its due date in a non-interest bearing holding account until the due date, if necessary, to prevent a Policy becoming a modified endowment contract. (See "Modified Endowment Contract" under "Federal Tax Matters" below.) Under any such procedures, we would send you an additional notice of this arrangement by letter immediately after receiving your payment. We would also give you the option to either have the money held until the due date or applied on our Date of Receipt of your instructions to apply the money (unless the due date has already passed).



Maximum and Minimum Premium Payments



.. During the first two Policy years you must pay an amount of premium that we call the minimum required premium.



.. After the first two Policy years, your voluntary planned periodic payments must be at least:



 . $200 annually (or, for some Policies distributed by certain brokers, $2,500 annually)



 . $100 semi-annually



 . $15 on a "check-o-matic" or other systematic payment schedule.



.. Unscheduled premium payments must be at least $250 each.



.. You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits, except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status in your annual statement, and if possible, we will tell you how to reverse the status.



ALLOCATING NET PREMIUMS


[SIDEBAR: Net premiums are your premiums minus the charges deducted from those premiums.]


We will allocate your net premiums according to your net premium allocation instructions in your application. You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. The percentage of your net premium allocation into each of these investment options must be a minimum of 1% and in whole numbers. You can change your allocations at any time by giving us written notification at our Designated Office or in any other manner that we permit.



.. Your Investment Start Date is the date the first net premium is applied to the Fixed Account or Separate Account and is the later of (1) the Date of Policy and (2) the Date of Receipt of your first premium payment.





SENDING COMMUNICATIONS AND PAYMENTS TO US


[SIDEBAR: You can contact us at our Designated Office.]


CONTACTING US



You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the automated investment strategies) or changing your premium allocations. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for any function not listed below or for any other inquiry.



               FUNCTION                             DESIGNATED OFFICE
---------------------------------------------------------------------------------
  Premium Payments & Inquiries           MetLife, P.O. Box 30074,
                                           Tampa, FL 33630-3074
---------------------------------------------------------------------------------
  Surrenders, Withdrawals, Loans,        MetLife, P.O. Box 336,
   Investment Division Transfers,          Warwick, R.I. 02887-0336
   Premium Reallocation
---------------------------------------------------------------------------------
  Death Claims                           MetLife, P.O. Box 330,
                                           Warwick, R.I. 02887-0330
---------------------------------------------------------------------------------
  Beneficiary & Assignment               MetLife, P.O. Box 313,
                                           Warwick, R.I. 02887-0313
---------------------------------------------------------------------------------
  Free Look                              MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904-1097 Attn: Free
                                           Look
---------------------------------------------------------------------------------
  Address Changes                        MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904-1097 Attn: Data
                                           Integrity
---------------------------------------------------------------------------------
  Reinstatements                         MetLife, P.O. Box 30074,
                                           Tampa, FL 33630-3074
---------------------------------------------------------------------------------



When your requests, instructions and notifications become effective:



Generally, requests, premium payments premium allocation and transfer requests and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this prospectus.)



A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.

A Valuation Date is each day on which the New York Stock Exchange is open for trading.





The effective date of your Automated Investment Strategies will be that set forth in the strategy chosen.



THIRD PARTY REQUESTS



Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.



INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES





If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death. The beneficiary can receive the death benefit in a single sum or under various income plans described in the Statement of Additional Information. You may make this choice during the insured's lifetime. If no selection is made we may place the amount in an account to which we will credit interest, and the beneficiary will have immediate access to all or part of that amount. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.


The insurance proceeds equal:

.. The death benefit under the death benefit option or alternate death benefit that is then in effect; plus

.. Any additional insurance proceeds provided by rider; minus

.. Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.


DEATH BENEFIT OPTIONS YOU CAN CHOOSE


Generally, you can choose among three options, although the choice may be limited based upon availability in your state and the insured's age. You select which option you want in the Policy application. The three options are:

[SIDEBAR: The Policy generally offers a choice of three death benefit options.]

.. Option A: The death benefit is a level amount and equals the specified face amount of the Policy.

.. Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.

.. Option C: The death benefit is designed to increase during your earning years
  (because we assume that your need for life insurance will probably increase during these years) and levels off thereafter. The death benefit is one of two amounts and is available only if insured is age 60 or less when we issue the Policy and the Policy was issued on or after May 1, 1994:

 . The death benefit varies and equals the specified face amount plus the cash value on the date of death, until the insured is age 65 ("CI").

 . At age 65, the death benefit becomes a level amount equal to the specified face amount under CI plus the cash value at the end of the Valuation Date immediately preceding the date on which the insured became age 65. This new amount then becomes the specified face amount ("CII").

There are issues that you should consider in choosing your death benefit option. For example, under Options B and CI, the cash value is added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Options A and CII, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and CI than under Options A and CII.

You can change your death benefit option after the second Policy year, provided that:

.. Your cash surrender value after the change would be enough to pay at least two monthly deductions.

.. The specified face amount continues to be no less than the minimum we allow after a decrease.

.. The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.

.. If the change is to Option C, the insured is age 60 or less.

[SIDEBAR: You can generally change your death benefit option.]

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request. A change in death benefit will have the following effects on your specified face amount:

.. Change from A or CII to B or CI: The specified face amount will decrease to equal the death benefit less the cash value on the effective date of the change.


.. Change from B or CI to A: The specified face amount will increase to equal the death benefit plus the cash value of the Policy on the effective date of the change.



.. Change from B to CI: The specified face amount will remain the same.

Before you change your death benefit option you should consider the following:

.. If the term insurance portion of your death benefit changes, as it may with a change from A or CII to B or CI and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the amount of the death benefit.

.. If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility: that your Policy would become a modified endowment contract; that you would receive a taxable distribution; of an increase or decrease in the monthly administration charge; and of changes in the maximum premium amounts that you can pay.

ALTERNATE DEATH BENEFIT THAT AUTOMATICALLY APPLIES IN SOME CASES


In order to ensure that the Policy qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit option that you chose. The alternate death benefit is as follows:

    Age of Insured at Death 40 and less  45  50  55  60  65  70 75 to 90  95
    % of Cash Value: *              250 215 185 150 130 120 115      105 100

--------
*For the ages not listed, the percentage decreases by a ratable portion for each full year.


THE "SPECIFIED FACE AMOUNT" OF YOUR POLICY


[SIDEBAR: You can generally increase or decrease your Policy's specified face amount.]

The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently these amounts are generally:

.. $100,000 for insureds in the preferred rate class;

.. $50,000 for most other insureds; and

.. $250,000 for most Policies distributed through broker-dealers not affiliated with us.

Generally, you may change your specified face amount after the second Policy year, as long as the insured is age 79 or under. Any change will be effective on: the monthly anniversary on or next following (a) the Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.

You are permitted to decrease the specified face amount to as low as $25,000 except that no reduction may decrease the specified face amount below the Minimum Initial Specified Face Amount during the first five Policy years or one half that amount thereafter. These lowest available specified face amount requirements also apply to decreases that result from partial withdrawals or changes in death benefit option. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount.

You may increase the specified face amount only if: the cash surrender value after the change is large enough to cover at least two monthly deductions.

Generally, the minimum specified face amount increase is $5,000. Any increase will require that we receive additional evidence of insurability that is satisfactory to us. We will also impose an underwriting charge.

Before you change your specified face amount you should consider the following:

.. The term insurance portion of your death benefit will likely change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.

.. Reducing your specified face amount in the first 15 Policy years may result in our returning an amount to you which could then be taxed on an income first basis.

.. We will establish an additional amount of surrender charge at the time of any increase in the specified face amount, other than an increase resulting automatically from a change of death benefit option.

.. The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease.

.. In some circumstances, the Policy could become a modified endowment contract.

.. The monthly administration charge may change.


YOUR POLICY'S VALUES


[SIDEBAR: Your Policy is designed to accumulate cash value.]

CASH VALUE

Your Policy's cash value equals:

.. The Fixed Account cash value, plus

.. The Policy Loan Account cash value, plus

.. The Separate Account cash value.



The Separate Account cash value allocated to each investment division is calculated as follows:

.. At the end of each Valuation Period the cash value in an investment division will equal:

.. The cash value in the investment division at the beginning of the Valuation
  Period; plus

.. All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus

.. All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus

.. The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus

.. The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period.

The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period. The net investment return could in the future be reduced by a charge for taxes that we have the right to impose.


CASH SURRENDER VALUE



Your Policy's cash surrender value equals your cash value minus:



.. Any outstanding Policy loans (plus accrued interest);



.. Any surrender charges; and



.. A portion of the administration charge for any full Policy month remaining in the first Policy year.

THE AMOUNT WE PAY AT YOUR POLICY'S FINAL DATE


The Final Date is the Policy anniversary on which the insured is Age 95. If the insured is living on the Final Date, we will pay you the cash value of the Policy, reduced by any outstanding loans (plus accrued interest). You can receive the cash value in a single sum, in an account that earns interest, or under an available income plan.




SURRENDERS AND PARTIAL WITHDRAWALS FROM YOUR POLICY



SURRENDERING (TURNING IN) YOUR POLICY





You may surrender your Policy for its cash surrender value at any time while the insured is living. We may ask you to return the Policy before we honor your request to surrender your Policy. We determine the cash surrender value as of the end of the Valuation Period during which we receive the surrender request. (See "Sending Communications and Payments to Us") You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.



PARTIAL WITHDRAWALS YOU CAN TAKE



You can make partial withdrawals of your cash surrender value at any time without charge if:



.. The partial withdrawal would not result in a reduction in your specified face amount during the first 2 Policy years, as described under "Specified Face Amount" above.



.. The partial withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions.



.. The partial withdrawal is at least $250.



.. The partial withdrawal would not result in your specified face amount falling below the minimum allowable amount, as described under "Specified Face
  Amount" above.



.. The partial withdrawal would not result in total premiums paid exceeding the then current maximum premium limitation determined by Internal Revenue Code rules.



If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller partial withdrawal or surrender the Policy. We will deduct your partial withdrawal from the Fixed Account and the investment divisions in the same proportion as your cash value is then allocated among these options.



Before surrendering your Policy or requesting a partial withdrawal you should consider the following:





.. Surrender charges may apply to a full surrender.



.. Amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties.



.. Your Policy could become a modified endowment contract.

.. For partial withdrawals, your death benefit will decrease by the amount of the withdrawal (for Options A and CII, your specified face amount will also decrease, generally by the amount of the withdrawal).



.. Any withdrawal that causes the specified face amount to decrease could cause an increase in the monthly administrative charge.



.. In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.



TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS




[SIDEBAR: You can transfer your cash value among the investment divisions and the Fixed Account at any time.]

The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. We do not currently charge for transfers, but we do reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. Currently, transfers are not taxable transactions.


We did not design the Policy's transfer privilege to give you a way to speculate on short-term market movements. To prevent excessive transfers that could disrupt the management of the Portfolios and increase transaction costs, we may adopt procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.


We reserve the right to refuse to accept any transaction request where the request would tend to disrupt administration of the Policies or is not in the best interests of Policy owners or the Separate Account.


.. AUTOMATED INVESTMENT STRATEGIES YOU CAN CHOOSE: You can choose one of four currently available strategies. You can also change or cancel your choice at any time.


 . Equity Generator: allows you to transfer an amount equal to the interest earned in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.

 . Equalizer:  allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of the investment division or the Fixed Account that isn't part of the strategy. You may then reelect the Equalizer on your next Policy anniversary.

 . Rebalancer:  allows you to periodically redistribute amounts in the Fixed
   Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter.

 . Allocator:  allows you to systematically transfer money from the State
   Street Research Money Market investment division to the Fixed Account and/or to any investment division(s). You must have enough cash value in the State Street Research Money Market investment division to enable the election to be in effect for three months. The election can be to transfer each month:

   . A specific amount until the cash value in the State Street Research Money
     Market investment division is exhausted,

   . A specific amount for a specific number of months, or

   . Amounts in equal installments until the total amount you have requested has been transferred.


.. TRANSFERS YOU CAN MAKE BY TELEPHONE: We may, if permitted by state law, allow you to make transfer requests, changes to Automated Investment Strategies and allocations of future net premiums by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures apply:


 . We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.

 . We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data.

 . All telephone calls will be recorded.

 . You will receive a written confirmation of any transaction.

 . Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

 . You should contact our Designated Office with any questions regarding the procedures.

We do not currently offer Internet transfer capability, but may do so in the future. We will notify you if we begin to offer Internet transactions.




BORROWING FROM YOUR POLICY


[SIDEBAR: You can borrow from us and use your Policy as security for the loan.]

The amount of each loan must be:

.. At least $250

.. No more than the cash surrender value less two monthly deductions, or, if greater, 75% of the cash surrender value (unless your Policy tells you that state law requires a different percentage to be applied) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:

.. Remove an amount equal to the loan from your cash value in the Fixed Account and the cash value in the investment divisions of the Separate Account in the same proportion as your cash value is then allocated among these options.

.. Transfer such cash value to the Policy loan account, where it will be credited with interest at the rate of 8% per year less a percentage charge we base on expenses associated with Policy loans. This percentage charge is currently 2%, thus we currently credit interest in the Policy loan account at currently 6%. At no time will we credit less than 4%. At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed Account and the investment divisions, according to the way that we then allocate net premiums.

.. Charge you interest, which will accrue daily at a rate of 8% per year. Your interest payments are due at the end of each Policy year and if you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan.

Repaying your loans (plus accrued interest) is done by sending in payments at least equal to your voluntary planned periodic premium, or $50, if less.


You should designate whether a payment is intended to be a loan repayment. If you do not so designate, we will treat the payment as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated. If a Policy loan is outstanding, it may be better to repay the loan rather than to pay premiums, because the premium payment is subject to sales and premium tax charges, and the loan repayment is not subject to charges. (See "Charges and Deductions You Pay.")


Before taking a Policy loan you should consider the following:

.. Interest payments on loans are generally not deductible for tax purposes.

.. Under certain situations, Policy loans could be considered taxable distributions.

.. If you surrender your Policy or if we terminate your Policy, or at the Final
  Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. Generally, there will be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. (See "Federal Tax Matters--The Policy--Loans" below.) In addition, the amounts borrowed and withdrawn reduce the Policy's cash value and any remaining cash value of the Policy may be insufficient to pay the income tax on your gains.

.. A policy loan increases the chances of our terminating your policy due to insufficient cash value. We will terminate your Policy with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.

.. Your Policy's death benefit will be reduced by any unpaid loan (plus accrued interest).


The amount taken from your Policy's cash value, as a result of a loan does not participate in the investment experience of the investment divisions. Therefore, loans can permanently affect the death benefit and cash value of the Policy, even if they are repaid.

POLICY TERMINATION AND REINSTATEMENT


TERMINATION


We will terminate your Policy without any cash surrender value if:

During the first three Policy years (we have increased this period from two years to three years), the total premiums paid as of such monthly anniversary (after taking account of partial withdrawals and outstanding Policy loans), are not equal to the minimum required premiums as of that date and (a) and (b) below occur.


(a)The cash surrender value is less than the monthly deduction; and



(b)We do not receive a sufficient premium payment within the 61-day grace period to cover the difference between the total premiums previously paid and the minimum required premiums.


After the first two Policy years (or after the first three Policy years if you have met the premium payment test described above in the third Policy year):

(a) The cash surrender value is less than the monthly deduction; and

(b) We do not receive a sufficient premium payment within the 61-day grace period to cover two monthly deductions. We will mail you notice if any grace period starts.


REINSTATEMENT



Upon your request, we will reinstate (put back in force) your Policy (without reinstating any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period provided by state law) after the end of the grace period and before the Final Date. You also must provide us:


.. A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).

.. Evidence of insurability that we find satisfactory.

.. An additional premium amount that the Policy prescribes for this purpose.


OPTIONAL BENEFITS ADDED BY RIDER



You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction. Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider:



.. That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.



.. That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.



.. The tax consequences. You should also consult with your tax advisor before purchasing one of the riders.

Generally, we currently make the following benefits available by rider:





.. Disability Waiver of Monthly Deduction Benefit. This rider provides for the waiver of certain monthly deductions, including cost of insurance and monthly policy expense charges, upon proof of disability. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.


.. Accidental Death Benefit. This rider provides additional death benefit coverage for an amount selected at issue upon proof of death of the insured if such death was caused by an accident.


.. Children's Term Insurance Benefit. This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.


.. Spouse Term Insurance Benefit. This rider provides term insurance in an amount selected at issue upon proof of death of the insured's spouse.


.. Accelerated Death Benefit. This rider provides for early payment of a portion of the face amount of insurance upon proof of terminal illness of the insured resulting in a life expectancy of 12 months or less.



CHARGES AND DEDUCTIONS YOU PAY


[SIDEBAR: Carefully review the Fee Tables that set forth the charges that you pay under your Policy.]


The Policy charges compensate us for our expenses and risks. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. We may use our revenues from one charge to pay other costs and expenses in connection with the Policies. We may also profit from our revenues from all the charges combined. The following sets forth additional information about the Policy charges.





DEDUCTIONS FROM PREMIUMS



Sales charge:  We deduct a 2.00% sales charge from each premium.



Charge for average expected state taxes attributable to premiums: We deduct 2.00% from each premium to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge approximates the average tax rate we expect to pay on premiums we receive from all states.



Federal tax charge: We deduct 1.50% from each premium to reimburse us for the Federal income tax liability related to premiums.



TRANSFER CHARGE



We reserve the right to charge up to $25 per transfer among the investment divisions and to or from the Fixed Account, except for any transfers under the Automated Investment Strategies.



UNDERWRITING CHARGE



This charge applies only if you request an increase in your specified face amount. In that case, the maximum amount we can charge is $5 per month for each $1,000 of specified face amount increase. However, currently we charge the lesser of $2,500 or $100 for the first $100,000 of face increase and $3 per thousand thereafter.



CHARGES INCLUDED IN THE MONTHLY DEDUCTION


The monthly deduction is taken from the Fixed Account and each investment division in which you have cash value in the same proportion as your cash value is allocated among these options at the beginning of the policy month. We deduct the monthly deductions as of each monthly anniversary beginning as of the Date of Policy.

.. Cost of term insurance:  This charge varies monthly based on many factors.
  Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount.

 . The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return; minus the cash value at the beginning of the Policy month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit you choose (Generally, the term insurance amount will be higher for Options B and CI).

 . The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law), age and rate class. The rates will never exceed the guaranteed rates, which are based on certain 1980 Commissioners Standard Ordinary Mortality Tables and the insured's sex, age and smoking status. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

   . Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher or lower (and, if the insured is 18 or older, we divide rate class by smoking status). The insured's rate class will affect your cost of term insurance. You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

.. Administration charge: We make this monthly charge primarily to compensate us for expenses we incur in the administration of the Policy, and also, in the first year, our underwriting and start-up expenses.


  In the first Policy year, we deduct $.25 per $1,000 of the specified face amount of your Policy per month, plus $5 per month for insureds age 17 and under, $15 per month for insureds age 18-49 and $20 per month for insureds age 50 and over. In the second and later Policy years, we deduct $5 per month for a specified face amount of $250,000 or more, $7 per month for a specified face amount between $100,000 and $249,999 and $9 per month for a specified face amount of less than $100,000.

MORTALITY AND EXPENSE RISK CHARGE



We make this daily charge primarily to compensate us for mortality risks that insureds may live for a shorter period than we expect; and expense risks that our issuing and administrative expenses may be higher than we expect.



We deduct an amount equal to an annual rate of .90% of the average daily value of the assets in our Separate Account on a daily basis.


SURRENDER CHARGE


If, during the first fifteen Policy years, or during the first fifteen years following a specified face amount increase, you surrender your Policy, reduce the face amount, or your Policy terminates for insufficient cash surrender value, we will deduct a surrender charge from the cash value.



The surrender charge ranges from $1 to $40 per $1,000 of the highest level of specified face amount that your Policy has ever had. In determining the highest level of specified face amount, changes in specified face amount that are the result of a change in death benefit option are excluded. The exact amount of the surrender charge depends on the insured's age and death benefit option (at the time of Policy issue or at the time of any increase in specified face amount) and on the number of Policy years since issue or increase in specified face amount. The surrender charge during the first two Policy years, together with all premium expense charges deducted (other than the 2% state premium tax charge and that portion of the DAC tax charge that is not considered to be sales load) will not exceed the sum of (a) 30% of premium payments in aggregate amount less than or equal to one guideline annual premium, plus (b) 10% of premium payments in aggregate amount greater than one guideline annual premium but not more than two guideline annual premiums, plus (c) 9% of each premium payment in excess of two guideline annual premiums. The "guideline annual premium" is the level annual amount of premium that would be payable through the Final Date of a Policy for the specified face amount of the Policy if we fixed premiums as to both timing and amount based on 1980 Commissioners Standard Ordinary charges as set forth in the Policy and any Policy riders. A comparable limit applies to the surrender charge attributable to a specified face amount increase for a period of two years following the increase. To compute this limit for specified face amount increases, a portion of each premium paid after the increase will be attributed to the increase.


The surrender charges per thousand dollars of initial specified face amount (or per thousand dollars of a specified face amount increase you request) are as set forth on the following page:

[SIDEBAR: Surrender charges may apply when you surrender your Policy or if we terminate your Policy.]


Death Benefit
Option A:

                    POLICY YEARS SINCE ISSUE OR INCREASE
                -----------------------------------------------------------
      AGE AT
      ISSUE OR
      INCREASE  1   2   3   4   5   6   7   8   9   10  11  12  13  14  15
     ----------------------------------------------------------------------
        0-5     $3  $3  $3  $3  $3  $2  $2  $2  $2  $2  $1  $1  $1  $1  $1
        6-10     3   3   3   3   3   2   2   2   2   2   1   1   1   1   1
       11-20     3   3   3   3   3   2   2   2   2   2   1   1   1   1   1
       21-25     3   3   3   3   3   2   2   2   2   2   1   1   1   1   1
       26-30     4   4   3   3   3   3   3   2   2   2   2   1   1   1   1
       31-35     7   6   6   6   5   5   5   4   4   3   3   2   2   1   1
       36-40     8   7   7   7   6   6   5   5   4   4   3   3   2   1   1
       41-44    10   9   8   8   7   7   6   6   5   4   4   3   2   2   1
       45-50    12  12  11  10  10   9   8   7   7   6   5   4   3   2   1
       51-54    15  15  14  13  12  11  10   9   8   7   6   5   4   3   1
       55-59    18  17  16  15  14  13  12  11  10   9   8   6   5   3   2
       60-69    22  21  20  18  17  16  15  13  12  11   9   7   6   4   2
       70-79    22  21  20  18  17  16  15  13  12  11   9   8   6   4   2
        80      22  21  20  18  17  16  15  14  13  12  10   9   8   6   3

Death Benefit
Option B:

                    POLICY YEARS SINCE ISSUE OR INCREASE
                -----------------------------------------------------------
      AGE AT
      ISSUE OR
      INCREASE  1   2   3   4   5   6   7   8   9   10  11  12  13  14  15
     ----------------------------------------------------------------------
        0-5     $4  $4  $3  $3  $3  $3  $3  $2  $2  $2  $2  $1  $1  $1  $1
        6-10     4   4   4   4   3   3   3   3   2   2   2   1   1   1   1
       11-20     5   5   5   4   4   4   3   3   3   2   2   2   1   1   1
       21-25     7   7   6   6   6   5   5   4   4   3   3   2   2   1   1
       26-30    10   8   7   7   7   6   6   5   4   4   3   3   2   1   1
       31-35    12  12  11  10  10   9   8   7   6   5   4   4   3   2   1
       36-40    15  14  13  12  12  11  10   9   8   7   6   5   4   3   1
       41-44    20  20  19  18  17  16  14  13  12  10   9   7   5   4   2
       45-50    24  24  24  22  21  19  17  16  14  12  10   8   6   4   2
       51-54    27  27  26  24  23  21  19  18  16  14  12  10   7   5   3
       55-59    30  29  27  25  24  22  20  18  16  14  12  10   8   5   3
       60-69    32  30  29  27  25  23  22  20  18  15  13  11   8   6   3
       70-79    36  34  33  31  29  27  25  23  20  18  16  13  10   7   4
        80      40  38  36  34  32  30  28  26  24  22  19  17  14  11   6

Death Benefit
Option C:

                    POLICY YEARS SINCE ISSUE OR INCREASE
                -----------------------------------------------------------
      AGE AT
      ISSUE OR
      INCREASE  1   2   3   4   5   6   7   8   9   10  11  12  13  14  15
     ----------------------------------------------------------------------
        0-5     $4  $4  $3  $3  $3  $3  $3  $2  $2  $2  $2  $1  $1  $1  $1
        6-10     4   4   4   4   3   3   3   3   2   2   2   1   1   1   1
       11-20     4   4   4   4   4   3   3   3   3   2   2   2   1   1   1
       21-25     5   5   5   5   5   4   4   3   3   3   2   2   2   1   1
       26-30     7   6   5   5   5   5   5   4   3   3   3   2   2   1   1
       31-35    10   9   9   8   8   7   7   6   5   4   4   3   3   2   1
       36-40    12  11  10  10   9   9   8   7   6   6   5   4   3   2   1
       41-44    15  15  14  13  12  12  10  10   9   7   7   5   4   3   2
       45-50    18  18  18  16  16  14  13  12  11   9   8   6   5   3   2
       51-54    21  21  20  19  18  16  15  14  12  11   9   8   6   4   2
       55-59    24  23  22  20  19  18  16  15  13  12  10   8   7   4   3
       60-64    27  26  25  23  21  20  19  17  15  13  11   9   7   5   3
       65-69    22  22  20  18  17  16  15  13  12  11   9   7   6   4   2
       70-79    22  21  20  18  17  16  15  13  12  11   9   8   6   4   2
       80       22  21  20  18  17  16  15  14  13  12  10   9   8   6   3

CHARGE FOR OPTIONAL BENEFITS



We charge for the cost of any additional benefits you can add by rider as described in the rider form.



CHARGES AND EXPENSES OF THE SEPARATE ACCOUNT AND THE PORTFOLIOS



Charges for Income Taxes: In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the Policies' cash value. If we do incur such taxes, we reserve the right to charge the cash value allocated to the Separate Account for these taxes.



Portfolio Expenses: There are daily charges against each Portfolio's assets for investment advisory services and fund operating expenses. These are described under "Fee Table--Annual Portfolio Operating Expenses" in this prospectus as well as in the Fund prospectuses attached to this prospectus.


FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy.

THE POLICY

Insurance proceeds

[SIDEBAR: You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy.]

.. Generally excludable from your beneficiary's gross income.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.


.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.


Cash value (if your Policy is not a modified endowment contract)

.. You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution on the Final Date. In these cases, you are generally permitted to take withdrawals up to the amount of premiums paid without any tax consequences. However, withdrawals will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

  If your Policy is part of a collateral assignment equity split dollar arrangement, there is a risk that increases in cash value may be taxed annually. The IRS has recently issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan.

  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Loans

.. Loan amounts received will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

.. If your Policy terminates (upon surrender, cancellation, lapse, the Final
  Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution.

Modified Endowment Contracts


These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract.



If your Policy is considered a modified endowment contract:



.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.


.. Amounts withdrawn or distributed before the insured's death, including loans, assignments and pledges, are (to the extent of any gains in your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.


.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.


Diversification

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies.

Changes to tax rules and interpretations


Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:


.. Possible taxation of cash value transfers.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

.. Possible limits on the number of investment funds available or the frequency of transfers among them.

.. Possible changes in the tax treatment of Policy benefits and rights.



RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:

.. Operating the Separate Account in any other form that is permitted by applicable law.

.. Changes to obtain or continue exemptions from the 1940 Act.

.. Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.

.. Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.

.. Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.

.. Making any necessary technical changes to the Policy to conform it to the changes we have made.

OTHER POLICY PROVISIONS

[SIDEBAR: Carefully review your Policy which contains a full discussion of all its provisions.]

You should read your Policy for a full discussion of its provisions. The following is a brief discussion of some of the provisions that you should consider:


"FREE LOOK" PERIOD TO CANCEL YOUR POLICY


You can return the Policy during this period. The period is the later of:

.. 10 days after you receive the Policy (unless state law requires your Policy to specify a longer specified period); and

.. 45 days after we receive Part A of the completed application.

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days. You have a smiliar free look period with respect to any specified face amount increase you request. If you exercise this right, we will restore your policy values to what they would have been if you had never requested the increase.




SUICIDE

If the insured commits suicide within the first two Policy years (or any different period provided by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.



ASSIGNMENT AND CHANGE OF OWNERSHIP

You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

PAYMENT AND DEFERMENT

[SIDEBAR: Under certain situations, we may defer payments.]

Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:

.. The New York Stock Exchange has an unscheduled closing.

.. There is an emergency so that we could not reasonably determine the investment experience of a Policy.

.. The Securities and Exchange Commission by order permits us to do so for the protection of Policy owners (provided that the delay is permitted under New York State insurance law and regulations).

.. With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.

.. We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.

We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

DIVIDENDS

The Policy is "nonparticipating," which means it is not eligible for dividends from us and does not share in any distributions of our surplus.


EXCHANGE PRIVILEGE



If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. There is currently no charge on transfers. Even if we do have a transfer charge in the future, such charge will never be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, however, we implement this by permitting you, without charge, to exchange your Policy (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy, which we make available.



SALES AND ADMINISTRATION OF THE POLICIES


[SIDEBAR: We perform the sales and administrative services for the Policies.]


We serve as the "principal underwriter," as defined in the 1940 Act, for the Policy. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc.




DISTRIBUTING THE POLICIES

We sell the Policies through licensed life insurance sales representatives:

.. Registered through us.

.. Registered through other broker-dealers, including a wholly owned subsidiary.

COMMISSIONS


We pay commissions to sales representatives (or the broker-dealers through which they are registered) for the sale of our products. The commissions do not result in a charge against the Policy in addition to the charges already described elsewhere in this prospectus. Commissions paid in 1997, 1998, 1999 and 2000 totaled $21,001,907, $18,428,323, $19,290,501 and $9,835,604 respectively. Maximum commissions are:


.. First Policy Year:

.. The lesser of 60% of the Option A target premium; plus

.. 3% of the excess of the premium paid over the Option A target premium; or

.. $40 per $1000 of face amount of insurance issued.

.. Policy Years 2-4: 5% of premiums paid in the Policy year.

.. Policy Years 5-10: A servicing fee of 2% of premiums paid in the Policy year.

.. Policy Years 11 and later: A servicing fee of 1% of premiums paid in the Policy year.

We also pay the sales manager of a sales representative employed by us an override commission based on many factors including the commissions paid to the representative who sold the Policy and to other representatives the sales manager supervises.

We may require all or part of the commissions to be returned to us if you do not continue your Policy for at least 2 years.

LEGAL PROCEEDINGS



MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, MetLife believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it or the Separate Account.



FINANCIAL STATEMENTS



You can find the financial statements of MetLife and the Separate Account in the Statement of Additional Information referred to on the back cover of this prospectus.

GLOSSARY



AGE. The age of an insured refers to the insured's age at his or her nearest birthday.



DATE OF RECEIPT. The Date of Receipt is the day your requests, instructions and notifications are received in our Designated Office.



LOAN ACCOUNT. The account to which cash value from the Separate Account or the Fixed Account is transferred when you take a Policy loan.



PREMIUMS. Premiums include all payments you make under your Policy, whether a planned periodic premium payment or an unscheduled premium payment.



RIDER. A rider is an optional, additional benefit or increase in coverage that you can add to your Policy.



SPECIFIED FACE AMOUNT. The specified face amount is the base amount of insurance coverage under your Policy.



YOU.  "You" refers to the Policy Owner.

Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. You may obtain a copy of the
Statement of Additional Information, without charge, by calling         , by
e-mailing us at         , or by logging on to our website at           . You
may also obtain, without charge, a personalized illustration of death benefits, cash surrender values and cash values by calling 1-800-XXX-XXXX.

For transfers and premium reallocations, call               .

For current information about your Policy values, to change or update Policy information such as your billing address, billing mode, beneficiary or ownership, for information about other Policy transactions, and to ask questions about your Policy, you may call our TeleService Center at
              .

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time.

This prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this prospectus.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 450 Fifth Street, NW, Washington, DC 20549-0102.

MetLife was formed under the laws of New York State in 1868. MetLife Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately 9 million individual households in the United States and companies and institutions with over 33 million employees and members. It also has international insurance operations in 12 countries. For more information about MetLife, please visit our website at www.metlife.com.

FILE NO. 811-6025

                               UL 2001 AND ULII

             FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 2003

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2003 for UL2001 and the prospectus dated May 1, 2003 for ULII and should be read in conjunction therewith. A copy of the prospectus for UL2001 and ULII may be obtained by
writing to                         .


                                     SAI-1

                               TABLE OF CONTENTS


            The Company and the Separate Account............. SAI-3
            Distribution of the Policies..................... SAI-3
               Commissions on UL 2001 Policies............... SAI-3
               Commissions on ULII Policies.................. SAI-4
            Income Plans..................................... SAI-4
            Limits to MetLife's Right to Challenge the Policy SAI-4
            Misstatement of Age or Sex....................... SAI-4
            Reports.......................................... SAI-4
            Showing Performance.............................. SAI-5
            Restrictions on Financial Transactions........... SAI-5
            Legal Notices.................................... SAI-5
            Experts.......................................... SAI-6
            Financial Statements.............................  SAI-


                                     SAI-2

                     THE COMPANY AND THE SEPARATE ACCOUNT

MetLife is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, provides insurance and other financial services to individual and group customers.

We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

                         DISTRIBUTION OF THE POLICIES

We serve as the "principal underwriter," as defined in the 1940 Act, for the Policy. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. We perform the sales and administrative services for the Policies.

We sell the Policies through licensed life insurance sales representatives who are either registered through us, or registered through other broker-dealers, including a wholly owned subsidiary.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.



COMMISSIONS ON UL 2001 POLICIES



Commissions paid in 1999, 2000 and 2001 totaled $28,275,367, $63,777,296 and
$62,825,350 respectively. Maximum commissions are:

.. First Policy Year (at one of the following rates depending on the circumstances):

(1)50% of the lesser of:

    (A)Actual premiums paid in the first year;

    (B)The initial voluntary planned periodic premium for the first year; or

    (C)The annual premium necessary to keep the longest duration of the guaranteed minimum death benefit effective for a like Policy with Option A and the preferred nonsmoking rating class for standard risks (or the actual rating class for other risks) in place ("MCP");

                                      OR

(2)50% of actual premiums paid in the first year up to the MCP, if:

    (A)Actual premiums paid in the first year are equal to or greater than three time the MCP; and

    (B)The initial voluntary planned periodic premium for the first year is equal to or greater than one-half of the MCP;

                                      OR

(3)50% of the lesser of:

    (A)the amount by which premiums paid in the first 12 months following the application to increase the specified face amount exceed the cumulative amount of premiums on which a 50% commission has previously been paid; or


                                     SAI-3

    (B)the portion of (C) above, computed using the difference between the old and new specified face amounts and rating information of the insured at the time of the increase;

                                     PLUS

..  3% of amounts not eligible for the above commission schedules.

..  Policy Years 2-4:  5% of premiums paid in the Policy year.

.. Policy Years 5-10: A servicing fee of 2% of premiums paid in the Policy year.

.. Policy Years 11 and later: A servicing fee of 1% of premiums paid in the Policy year.


COMMISSIONS ON ULII POLICIES

The calculation of Maximum Commissions payable for the ULII Policies is described in the prospectus for ULII.

                              INCOME PLANS

Generally, you can receive the Policy's insurance proceeds, amounts payable at the Final Date or amounts paid upon surrender under an income plan instead of in a lump sum. Before you purchase an income plan you should consider:

.. The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

.. That your Policy will terminate at the time you purchase an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

..  That these plans do not have a variable investment return.

Generally, we currently make the following income plans available:

             .  Interest income         .  Installment Income for
                                           a Stated Period
             .  Installment Income for  .  Single Life
                a Stated Amount            Income-Guaranteed
                                           Payment Period
             .  Joint and Survivor      .  Single Life
                Life Income                Income-Guaranteed
                                           Return

               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY

We will not contest your Policy after two Policy years from issue or reinstatement (excluding riders added later). We will not contest an increase in a death benefit after it has been in effect for two years.

                          MISSTATEMENT OF AGE OR SEX

We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in the Policy application.

                                    REPORTS

Generally, you will promptly receive statements confirming your significant transactions such as:

..  Change in specified face amount.

..  Change in death benefit options.


                                     SAI-4

..  Changes in guarantees.

..  Transfers among investment divisions (including those through Automated
   Investment Strategies, which are confirmed quarterly).

..  Partial withdrawals.

..  Loan amounts you request.

..  Loan repayments and premium payments.

If your premium payments are made through check-o-matic or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.

We will also send you an annual statement within 30 days after a Policy year that will summarize the year's transactions and include information on:

..  Deductions and charges.

..  Status of the death benefit.

..  Cash and cash surrender values.

..  Amounts in the investment divisions and Fixed Account.

..  Status of Policy loans.

..  Automatic loans to pay interest.

..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

                              SHOWING PERFORMANCE

We may advertise or otherwise show:

.. Investment division performance ranking and rating information as it compares among similar investments as compiled by independent organizations.

.. Comparisons of the investment divisions with performance of similar investments and appropriate indices.

.. Our insurance company ratings that are assigned by independent rating agencies and that are relevant when considering our ability to honor our guarantees.

..  Personalized illustrations based on historical Separate Account performance.

                    RESTRICTIONS ON FINANCIAL TRANSACTIONS

If mandated under money laundering or anti-terrorist laws, or other applicable law, we may be required to reject a premium payment or refuse to honor any request for transfers, withdrawals, surrenders, loans, or death benefits, until we receive instructions from the appropriate regulator.

                                 LEGAL MATTERS

Anne M. Goggin, Chief Counsel-Individual Business at MetLife, has passed upon the legality of the Policies. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain matters relating to the federal securities laws.



                                     SAI-5

                                    EXPERTS

Deloitte & Touche LLP, independent auditors, audited the financial statements included in this Statement of Additional Information, as stated in their reports appearing herein. The financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.


                                     SAI-6

                      Metropolitan Life Separate Account UL

PART C.  OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL 2
     (b)       None
     (c)(i)    Form of Broker Agreement 2
        (ii)   Schedule of Sales Commissions 1
     (d)(i) Specimen Old Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages as required by state law) with form of riders, if any 2
        (ii) Specimen of New Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages required by state law) with forms of riders 5
        (iii)  Riders for Disability Waiver Rider, and Accidental Death Benefit
               2
        (iv) Riders for Accelerated Death Benefit, Children's Term Insurance Benefit and Spouse Term Insurance Benefit 2
        (v) New York Endorsement of Old Product to Flexible Premium Multifunded Life Insurance Policy 2
        (vi)   Additional alternate pages for Old Product required by state law
               2
        (vii)  Endorsement adding death benefit Option C for Old Product
               2
        (viii) Forms of illustrations 6, 12
        (ix)   Endorsement- Long Term Care Guarantee Purchase 9
     (e)       Applications (see (d)(i) and (d)(ii) above)
     (f)(i)    Restated Charter and By-Laws of Metropolitan Life 7
        (ii)   Amended Restated Charter and By-laws of Metropolitan Life 11
     (g)       Reinsurance Contracts (to be filed by amendment)
     (h)(i)    Participation Agreement with New England Zenith Fund 8
        (ii)   Participation Agreement with Met Investors Series Trust 11
        (iii)  Participation Agreement with American Funds 10
     (i)       None
     (j)       None
     (k)(i) Opinion and Consent of Christopher P. Nicholas as the legality of the securities being registered 4
        (ii) Opinion and Consent of Anne M. Goggin as to the legality of the securities being registered 9
        (iii)  Consent of Anne M. Goggin, Esq. (to be filed by amendment)
     (l)       None
     (m)       None
     (n)       Consent of Independent Auditors (to be filed by amendment)
     (o)       None
     (p)       None
     (q)(i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 2
        (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 9
     (r)       Powers of attorney 3


1 Incorporated by reference from "Sales and Administration of the Policies" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information included herein.

2 Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 033-47927) filed April 30, 1997.
3 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-47927) filed on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement (File No. 033-57320) filed on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement of Separate Account E (File No. 002-90380) filed on April 3, 2001.
4 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement (File No. 033-47927) filed on December 23, 1997.
5 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 033-47927) filed on February 27, 1998.
6 Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 033-47927) filed on April 2, 1999.
7 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement (File No. 033-47927) filed on April 6, 2000.
8 Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 033-57320) filed on September 18, 2000.
9 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement (File No. 033-47927) filed on April 10, 2001.
10 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement for MetLife Separate Account E (File No. 333-52366) filed on August 3, 2001.
11 Incorporated herein by reference to the Registration Statement for MetLife Separate Account E (File No. 333-83716) filed on March 5, 2002.
12 Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement (File No. 033-47927) filed on August 22, 2002.

Item 28. Directors and Officers of Depositor

Name and Principal Business Address                                    Positions and Offices with Depositor
-----------------------------------                                    ------------------------------------
Robert H. Benmosche                                                    Chairman of the Board, President and
Metropolitan Life Insurance Company                                          Chief Executive Officer
One Madison Avenue,
New York, NY   10010

Curtis H. Barnette                                                                   Director
Chairman Emeritus
Bethlehem Steel Corporation
1170 Eighth Avenue, Martin Tower 2118
Bethlehem, PA  18016-7699

Gerald Clark                                                                 Vice Chairman of the Board
Metropolitan Life Insurance Company                                          and Chief Investment Officer
One Madison Avenue
New York, NY  10010

John C. Danforth                                                                  Director
Partner
Bryan Cave LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102

Burton A. Dole, Jr.                                                               Director
Retired Chairman
Nellcor Puritan Bennett, Inc.
P.O. Box 208
Carlsbad, CA  92018

James R. Houghton                                                                 Director
Chairman and Chief Executive Officer
Corning Incorporated
80 East Market Street, 2nd Floor
Corning, NY  14830

Harry P. Kamen                                                                    Director
Retired Chairman and Chief Executive Officer
Metropolitan Life Insurance Company
200 Park Avenue, Suite 5700
New York, NY   10166

Helene L. Kaplan                                                                  Director
Of Counsel, Skadden, Arps,
Slate, Meagher and Flom
Four Times Square
New York, NY   10036

Catherine R. Kinney
Director Group Executive Vice President, Co-Chief
Operating Officer President and Executive Vice
Chairman
New York Stock Exchange, Inc.
11 Wall Street, 6th floor
New York, NY 10005

Charles H. Leighton                                                               Director
Retired Chairman and Chief Executive Officer
CML Group, Inc.

51 Vaughn Hill Road
Bolton, MA  01720

Stewart G. Nagler                                                      Vice Chairman of the Board and Chief
Metropolitan Life Insurance Company                                          Financial Officer
One Madison Avenue
New York, NY  10010

John J. Phelan, Jr.                                                                  Director
Retired Chairman and Chief Executive Officer
New York Stock Exchange, Inc.
P. O. Box 524
Locust Valley, NY   11560

Hugh B. Price                                                                        Director
President and Chief Executive Officer
National Urban League, Inc.
120 Wall Street, 7th & 8th Floors
New York, NY   10005

William C. Steere, Jr.                                                               Director
Chairman and Chief Executive Officer
Pfizer, Inc.
235 East 42nd Street
New York, NY   10016

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

        Name                                              Position with Metropolitan Life
Robert H. Benmosche                            Chairman of the Board, President and Chief Executive Officer

Gerald Clark                                   Vice Chairman of the Board and Chief Investment Officer

Stewart C. Nagler                              Vice Chairman of the Board and Chief Financial Officer

Gary A. Beller                                 Senior Executive Vice-President and General Counsel

Gwenn L. Carr                                  Vice President and Secretary
Daniel J. Cavanagh                             Executive Vice President
C. Robert Henrikson                            President- Institutional Business
Jeffrey J. Hogman                              Executive Vice President

Catherine A. Rein                              Senior Executive Vice President; President and Chief Executive
                                               Officer of Metropolitan Property and Casualty Insurance
                                               Company
Stanley J. Talbi                               Senior Vice President and Chief Actuary
William J. Toppeta                             President, International
Lisa Weber                                     Senior Executive Vice President, Chief Administration Officer
Judy E. Weiss                                  Executive Vice President and Chief Actuary
Anthony J. Williamson                          Senior Vice President and Treasurer
Virginia M. Wilson                             Senior Vice President and Controller


The business address of each officer is One Madison Avenue, New York, New York 10010.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

ORGANIZATIONAL STRUCTURE OF METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             AS OF DECEMBER 31, 2001

Metropolitan Life Insurance Company (Metropolitan) is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31 2001. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Property and Casualty Insurance Company (RI)

     1) Metropolitan Group Property and Casualty Insurance Company (RI)

          a) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

     2) Metropolitan Casualty Insurance Company (RI)

     3) Metropolitan General Insurance Company (RI)

     4) Metropolitan Direct Property and Casualty Insurance Company (GA)

     5) MetLife Auto & Home Insurance Agency, Inc. (RI)

     6) Metropolitan Lloyds, Inc. (TX)

     7) Met P&C Managing General Agency, Inc. (TX)

     8) Economy Fire & Casualty Company (RI)

          a) Economy Preferred Insurance Company (RI)

          b) Economy Premier Assurance Company (RI)

B.   MetLife General Insurance Agency, Inc. (DE)

     1) MetLife General Insurance Agency of Alabama, Inc. (AL)

     2) MetLife General Insurance Agency of Kentucky, Inc. (KY)

     3) MetLife General Insurance Agency of Mississippi, Inc. (MS)

     4) MetLife General Insurance Agency of Texas, Inc. (TX)

     5) MetLife General Insurance Agency of North Carolina, Inc. (NC)

     6) MetLife General Insurance Agency of Massachusetts, Inc. (MA)

C.   Metropolitan Asset Management Corporation (DE)

     1) MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

     2) MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan Life Insurance Company (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          a) MetLife Capital CFLI Holdings, LLC (DE)

               i) MetLife Capital CFLI Leasing, LLC (DE)

     3) MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Corporation holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non-voting common stock of MetLife Financial Acceptance Corporation.

     4) MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     5) MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     6) MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

D.   SSRM Holdings, Inc. (DE)

     1) State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

          a) State Street Research Investment Services, Inc. (MA)

     2) SSR Realty Advisors, Inc. (DE)

          a) Metric Management Inc. (DE)

          b) Metric Property Management, Inc. (DE)

          c) Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

          d) Metric Capital Corporation (CA)

          e) Metric Assignor, Inc. (CA)

          f) SSR AV, Inc. (DE)

          g) SSR Development Partners LLC (DE)

E.   Metropolitan Tower Realty Company, Inc. (DE)

F.   MetLife Investors Group, Inc. (DE)

     1) MetLife Investors USA Insurance Company (DE)

     2) Security First Insurance Agency, Inc. (Massachusetts) (MA)

     3) Security First Insurance Agency, Inc. (Nevada) (NV)

     4) MetLife Investors Group of Ohio, Inc. (OH)

     5) MetLife Investors Distribution Company (DE)

     6) Met Investors Advisory Corp. (DE)

     7) Security First Financial Agency, Inc. (TX)

G.   MetLife CC Holding Company (DE)

H.   VirtualFinances.com, Inc. (DE)

I.   Metropolitan Tower Life Insurance Company (DE)

J.   MetLife Security Insurance Company of Louisiana (LA)

K.   Texas Life Insurance Company (TX)

     1) Texas Life Agency Services, Inc. (TX)

     2) Texas Life Agency Services of Kansas, Inc. (KS)

L.   MetLife Securities, Inc. (DE)

M.   23rd Street Investments, Inc. (DE)

     1) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

     2) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

          a) Coating Technologies International, Inc (DE).

N. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1) Seguros Genesis, S.A. (Spain)

     2) Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

O.   Metropolitan Life Seguros de Vida S.A. (Uruguay)

     1) Jefferson Pilot Omega Seguros de Vida S.A (Uruguay)

P.   MetLife Holdings Luxembourg S.A. (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (DE)

     1) MetLife Insurance Company of the Philippines, Inc. (Philippines)

     2) Natiloportem Holdings, Inc. (DE)

          a) Servicios Administrativos Gen, S.A. de C.V.

          b) Metropolitan Insurance Services Limited. (United Kingdom) 50% of the shares is held by Metropolitan Life Insurance Company.

          c) Metropolitan Company Limited (Isle of Man)

          d) European Marketing Services S.r.l.- 95% of the shares is held by Natiloportem Holdings and 5% by MetLife International Holdings, Inc.

     3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

     4) Metropolitan Life Seguros de Retiro, S.A.

     5) Metropolitan Life Seguros de Vida S.A. (Argentina)

          a) Met AFJP S.A. (Argentina). Shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A. (5%) and by Metropolitan Life Seguros de Vida S.A. (95%).

     6) MetLife India Insurance Company Private Limited (India) -- is owned 26% by MetLife International Holdings, Inc. and 74% by third parties.

     7) MetLife Services Company Czechia, s.r.o. (Czech Republic) 10% of its shares is owned by Natiloportem Holdings, Inc.

     8)  Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)

     9)  MetLife Saengmyoung Insurance Company Ltd. (Korea)

     10) Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

          a) Seguradora America do Sul S.A. (Brazil) 99.89% is owned by Metropolitan Life Seguros E Previdencia Privado S.A.

S.   Metropolitan Marine Way Investments Limited (Canada)

T. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

U. Seguros Genesis S.A. (Mexico) Metropolitan holds 93.58%, and Metropolitan Asset Management Corporation holds 3.19%.

V.   Hyatt Legal Plans, Inc. (DE)

     1) Hyatt Legal Plans of Florida, Inc. (FL)

W.   One Madison Merchandising L.L.C. (CT)

X.   Metropolitan Realty Management, Inc. (DE)

     1) Edison Supply and Distribution, Inc. (DE)

     2) Cross & Brown Company (NY)

          a) CBNJ, Inc. (NJ)

Y.   MetPark Funding, Inc. (DE)

Z.   Transmountain Land & Livestock Company (MT)

AA.  MetLife Trust Company, National Association (United States)

AB.  Benefit Services Corporation (GA)

AC.  GA Holding Corp. (MA)

AD.  CRH Co., Inc. (MA)

AE.  334 Madison Euro Investments, Inc. (DE)

     1) Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited.

          a) Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

AF.  L/C Development Corporation (CA)

AG. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

AH. New England Portfolio Advisors, Inc. (MA) A.D. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)

AI. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan Life Insurance Company owns 34% of St. James Fleet Investments Two Limited.

AJ.  MetLife New England Holdings, Inc. (DE)

     1) Fulcrum Financial Advisors, Inc. (MA)

     2) New England Life Insurance Company (MA)

          a) New England Life Holdings, Inc. (DE)

               i) New England Securities Corporation (MA)

                    (1) Hereford Insurance Agency, Inc. (MA)

                    (2) Hereford Insurance Agency of Alabama, Inc. (AL)

                    (3) Hereford Insurance Agency of Hawaii, Inc. (HI)

               ii) N.L. Holding Corp. (DEL) (NY)

                    (1) Nathan & Lewis Securities, Inc. (NY)

                    (2) Nathan & Lewis Associates, Inc. (NY)

                         (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)

                        (b) Nathan and Lewis Associates of Texas, Inc. (TX)

     (3) Nathan & Lewis Associates-Arizona, Inc. (AZ)

     (4) Nathan & Lewis of Nevada, Inc. (NV)

          iii) MetLife Advisers, LLC (MA)

               b) Omega Reinsurance Corporation (AZ)

               c) New England Pension and Annuity Company (DE)

               d) Newbury Insurance Company, Limited (Bermuda)

AK.  GenAmerica Financial Corporation (MO)

     1) General American Life Insurance Company (MO)

          a) Paragon Life Insurance Company (MO)

          b) Security Equity Life Insurance Company (NY)

          c) Cova Corporation (MO)

               i)   MetLife Investors Insurance Company (MO)

                    (1) MetLife Investors Insurance Company of California (CA)

                    (2) First MetLife Investors Insurance Company (NY)

               ii)  Cova Life Management Company (DE)

                    (1) Cova Life Administration Services Company (IL)

                         d) General Life Insurance Company (TX)

                         e) Equity Intermediary Company (MO)

               i) Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.9% is held by Equity Intermediary Company.

     (1) Reinsurance Company of Missouri Incorporated (MO)

          (a) RGA Reinsurance Company (MO)

               (i) Fairfield Management Group, Inc. (MO)

               1. Reinsurance Partners, Inc. (MO)

               2. Great Rivers Reinsurance Management, Inc. (MO)

               3. RGA (U.K.) Underwriting Agency Limited (United Kingdom)

     (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

     (3) RGA Americas Reinsurance Company, Ltd. (Barbados)

     (4) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

          (a) RGA Financial Group, L.L.C. (DE) 80% of RGA Financial Group, L.L.C. is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company owns 20% of RGA Financial Group, L.L.C.

     (5) RGA International Ltd. (CBCA) (Canada)

          (a)  RGA Canada Management Inc. (CBCA) Canada)

               (i)  RGA Life Reinsurance Company of Canada Limited (CBCA)
                    (Canada)

     (6) RGA Holdings Limited (United Kingdom)

          (a) RGA UK Services Limited (United Kingdom)

          (b) RGA Capital Limited U.K. (United Kingdom)

          (c) RGA Reinsurance (UK) Limited (United Kingdom)

     (7) RGA South African Holdings (Pty) Ltd. (South Africa)

          (a) RGA Reinsurance Company of South Africa Limited (South Africa)

     (8) RGA Australian Holdings Pty Limited (Australia)

          (a) RGA Reinsurance Company of Australia Limited (Australia)

     (9) General American Argentina Seguros de Vida, S.A. (Argentina)

     (10) RGA Argentina, S.A. (Argentina)

     (11) Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

     (12) Malaysia Life Reinsurance Group Berhad. (Malaysia) Reinsurance Group of America, Incorporated owns 30% of Malaysia Life Reinsurance Group Berhad.

     (13) RGA Sigma Reinsurance SPC (Cayman Islands)

     (14) RGA International Co. (Nova Scotia)

          (a) RGA Financial Products Limited (Canada)

               f)   GenAm Holding Company (DE)

                    i)   Krisman, Inc. (MO)

                    ii) Genelco de Mexico S.A. de C.V. (Mexico) 99% of the shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                    iii) White Oak Royalty Company (OK)

                    iv)  GM Marketing Incorporated (MO)

               g)   John S. McSwaney & Associates, Inc. (ND)

               h) GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

     2) Collaborative Strategies, Inc. (MO)

     3) Missouri Reinsurance (Barbados) Inc. (Barbados)

     4) GenAmerica Capital I (DE)

     5) Walnut Street Securities, Inc. (MO)

          a) WSS Insurance Agency of Alabama, Inc. (AL)

          b) WSS Insurance Agency of Massachusetts, Inc. (MA)

          c) WSS Insurance Agency of Nevada, Inc. (NV)

          d) WSS Insurance Agency of Ohio, Inc. (OH)

          e) WSS Insurance Agency of Texas, Inc. (TX)

          f) Walnut Street Advisers, Inc. (MO)

     6) General American Distributors, Inc. (MO)

AL. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia (Poland)

AM.  MetLife (India) Private Ltd. (India)

AN.  Tossle Company (Cayman Islands)

AO.  MetDent, Inc. (DE)

AP.  334 Madison Avenue BTP-D Investor, LLC (DE)

AQ.  334 Madison Avenue BTP-E Investor, LLC (DE)

AR.  MetLife Holdings, Inc. (DE)

     1) MetLife Credit Corp. (DE)

     2) MetLife Funding Inc. (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

2) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

4) Metropolitan indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

5) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

7) Mezzanine Investment Limited Partnerships (MILPs), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following:
     Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 30. Indemnification

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life Insurance Company ("Metropolitan"), which is the Depositor and the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a)  Other Activity.
          The principal underwriter for the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

          Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account E (principal underwriter and depositor)
          Metropolitan Series Fund, Inc. (principal underwriter and sub-investment manager)
          New England Variable Annuity Fund I (depositor)
          New England Life Retirement Investment Account (depositor)
          The New England Variable Account (depositor)

     (b)  Management.
          See response to Item 28 above.

     (c)  Compensation from the Registrant.

        (1)                        (2)                        (3)                     (4)                    (5)
                                                        Compensation on
                                 Net Underwriting      Events Occasioning
     Name of Principal            Discounts and         the Deduction of a         Brokerage                Other
        Underwriter                Commissions           Deferred Sales           Commissions           Compensation
        -----------                -----------               Load                 -----------           ------------
                                                             ----
     Metropolitan Life
     Insurance Company               $                            0                      0                     0
                                       =====

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

Item 32. Location of Accounts and Records

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
                 One Madison Avenue
                 New York, NY 10010

Item 33. Management Services

     Not applicable

Item 34. Fee Representation

     Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies issued pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such policies or prospectuses, or otherwise.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 7th day of February, 2003.

                                    Metropolitan Life Separate Account UL

                                    By:  Metropolitan Life Insurance Company

                                    By: /s/  Gary A. Beller
                                    ------------------------------------
                                             Gary A. Beller, Esq.
                                             Senior Executive Vice President and
                                             General Counsel


Attest:   /s/ James D. Gaughan
          --------------------
          James D. Gaughan
          Assistant Secretary

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 7th day of February, 2003.

                                    Metropolitan Life Insurance Company

                                    BY:      /s/ Gary A. Beller.
                                             ---------------------------
                                             Gary A. Beller, Esq.
                                             Senior Executive Vice President and
                                             General Counsel

Attest:   /s/ James D. Gaughan
          --------------------
          James D. Gaughan
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on February 7, 2003.

                 SIGNATURE                                               Title
                 ---------                                               -----
                                                          Chairman of the Board, President and
                *                                               Chief Executive Officer
-------------------------------------------------
       Robert H. Benmosche

                                                                Vice-Chairman of the Board and
                *                                        Chief Financial Officer (Principal Financial
---------------------------------------                                    Officer)
       Stewart G. Nagler

                                                             Senior Vice President and Controller
                *                                               (Principal Accounting Officer)
---------------------------------------
       Virginia M. Wilson

                *                                                          Director
---------------------------------------
       Curtis H. Barnette

                                                             Vice Chairman of the Board and
                *                                               Chief Investment Officer
---------------------------------------
       Gerald Clark

                *                                                          Director
---------------------------------------
       John C. Danforth

                *                                                          Director
---------------------------------------
       Burton A. Dole, Jr.


                *                                                          Director
---------------------------------------
       James R. Houghton

                *                                                          Director
---------------------------------------
       Harry P. Kamen

                *                                                          Director
---------------------------------------
       Helene L. Kaplan

                                                                           Director
---------------------------------------
       Catherine R. Kinney

                *                                                          Director
---------------------------------------
       Charles M. Leighton

                                                                           Director
---------------------------------------
       John J. Phelan, Jr.

                *                                                          Director
---------------------------------------
       Hugh B. Price

                *                                                          Director
---------------------------------------
       William C. Steere, Jr.

   /s/  Christopher P. Nicholas                                        February 7, 2003
--- -----------------------------------
   Christopher P. Nicholas, Esq.
   Attorney- in - fact

* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to this Registration Statement (File No. 033-47927) filed April 30, 1997 except for Robert H. Benmosche's power of attorney, which is incorporated by reference to the Registration Statement of Separate Account UL (File No. 333-40161) filed on November 13, 1997, Stewart G. Nagler's power of attorney which is included in the filing of Post-Effective Amendment No. 6 to this Registration Statement on December 23, 1997, Virginia M. Wilson's power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-80547) filed on November 1, 1999, William C. Steere's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 8 of Separate Account UL (File No. 033-57320) on April 23, 1999, and John C. Danforth's power of attorney, which is incorporated by reference to the filing of Post-Effective Amendment No. 27 of Separate Account E (File no. 002-90380) on April 3, 2001.